UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-1512
Oppenheimer Capital Income Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: August 31
Date of reporting period: 2/29/2012

Item 1. Reports to Stockholders
EX-99.CERT
EX-99.906CERT

Item 1. Reports to Stockholders.

*February 29, 2012*

Oppenheimer

# Capital Income Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries
Oil, Gas & Consumable Fuels	2.9%
Commercial Banks	2.1
Pharmaceuticals	1.9
Computers & Peripherals	1.5
Media	1.4
Real Estate Investment Trusts	1.2
Chemicals	1.2
Household Products	1.1
Health Care Providers & Services	1.1
IT Services	1.1
Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2012, and are based on net assets.

Top Ten Common Stock Holdings
Apple, Inc.	1.5%
Church & Dwight Co., Inc.	1.2
AerCap Holdings NV	1.0
Coca-Cola Co. (The)	0.9
Exxon Mobil Corp.	0.9
Chevron Corp.	0.9
Philip Morris International, Inc.	0.8
Wells Fargo & Co.	0.8
International Business Machines Corp.	0.7
McDonald’s Corp.	0.7
Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2012, and are based on net assets. For more current Top 10 Fund holdings, please visit oppenheimerfunds.com.
7 | OPPENHEIMER CAPITAL INCOME FUND

TOP HOLDINGS AND ALLOCATIONS
Portfolio Allocation

*	Represents a value of less than 0.05% .
Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2012, and are based on the total market value of investments.
8 | OPPENHEIMER CAPITAL INCOME FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800. CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 12/1/70. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 8/17/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion and the ending account value does not reflect the deduction of any sales charges. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 1/28/11. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
9 | OPPENHEIMER CAPITAL INCOME FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 29, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 | OPPENHEIMER CAPITAL INCOME FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	September 1, 2011	February 29, 2012	February 29, 2012

Actual
Class A	$1,000.00	$1,045.20	$4.94
Class B	1,000.00	1,041.80	9.74
Class C	1,000.00	1,041.70	9.33
Class N	1,000.00	1,043.80	6.56
Class Y	1,000.00	1,047.00	3.42

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.04	4.88
Class B	1,000.00	1,015.37	9.62
Class C	1,000.00	1,015.76	9.21
Class N	1,000.00	1,018.45	9.10
Class Y	1,000.00	1,021.53	3.37
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended February 29, 2012 are as follows:

Class	Expense Ratios

Class A	0.97%
Class B	1.91
Class C	1.83
Class N	1.29
Class Y	0.67
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS February 29, 2012 / Unaudited

	Shares	Value

Common Stocks—28.7%
Consumer Discretionary—2.2%
Hotels, Restaurants & Leisure—0.7%
McDonald’s Corp.	115,000	$11,417,200
Media—1.4%
Cinemark Holdings, Inc.	428,000	8,953,760
Comcast Corp., Cl. A	264,000	7,756,320
Time Warner Cable, Inc.	72,500	5,752,150

		22,462,230

Multiline Retail—0.1%
Target Corp.	35,000	1,984,150
Consumer Staples—3.1%
Beverages—0.9%
Coca-Cola Co. (The)	206,000	14,391,160
Food Products—0.2%
Adecoagro SA1	458,290	4,165,856
Household Products—1.2%
Church & Dwight Co., Inc.	386,000	18,427,640
Tobacco—0.8%
Philip Morris International, Inc.	156,000	13,029,120
Energy—3.6%
Energy Equipment & Services—0.7%
Baker Hughes, Inc.	112,000	5,631,360
Schlumberger Ltd.	63,000	4,889,430

		10,520,790

Oil, Gas & Consumable Fuels—2.9%
Apache Corp.	46,500	5,018,745
Chevron Corp.	126,100	13,760,032
Enbridge Energy Management LLC[1]	1	3
Exxon Mobil Corp.	165,300	14,298,450
Kinder Morgan Management LLC[1]	1	29
Noble Energy, Inc.	21,500	2,099,475
Royal Dutch Shell plc, ADR	8,000	584,720
Royal Dutch Shell plc, B Shares	305,953	11,338,533

		47,099,987

Financials—5.1%
Capital Markets—0.6%
Bond Street Holdings LLC, Cl. A1,2	375,000	6,750,000
Goldman Sachs Group, Inc. (The)	23,000	2,648,220

		9,398,220
12 | OPPENHEIMER CAPITAL INCOME FUND

	Shares	Value

Commercial Banks—2.1%
M&T Bank Corp.	136,000	$11,100,320
PNC Financial Services Group, Inc.	111,000	6,606,720
U.S. Bancorp	128,000	3,763,200
Wells Fargo & Co.	414,000	12,954,060

		34,424,300

Diversified Financial Services—0.4%
Citigroup, Inc.	195,190	6,503,731
Insurance—0.8%
ACE Ltd.	55,000	3,944,050
Alleghany Corp.[1]	8,000	2,597,120
Transatlantic Holdings, Inc.	92,000	5,575,200

		12,116,370

Real Estate Investment Trusts—1.2%
American Assets Trust, Inc.	205,000	4,411,600
General Growth Properties, Inc.	144,926	2,357,946
Public Storage	25,000	3,351,750
Starwood Property Trust, Inc.	464,130	9,161,926

		19,283,222
Health Care—3.4%
Biotechnology—0.1%
NPS Pharmaceuticals, Inc.[1]	242,470	1,653,645
Health Care Equipment & Supplies—0.3%
Covidien plc	45,000	2,351,250
Medtronic, Inc.	50,000	1,906,000

		4,257,250

Health Care Providers & Services—1.1%
HCA Holdings, Inc.	101,550	2,708,339
Humana, Inc.	72,000	6,271,200
UnitedHealth Group, Inc.	160,000	8,920,000

		17,899,539

Pharmaceuticals—1.9%
Merck & Co., Inc.	298,000	11,374,660
Pfizer, Inc.	448,400	9,461,240
Teva Pharmaceutical Industries Ltd., Sponsored ADR	68,440	3,066,796
Watson Pharmaceuticals, Inc.[1]	100,000	5,832,000

		29,734,696
13 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Industrials—2.7%
Aerospace & Defense—0.3%
Honeywell International, Inc.	75,000	$4,467,750
Electrical Equipment—0.3%
Cooper Industries plc	73,300	4,487,426
Industrial Conglomerates—0.4%
Tyco International Ltd.	140,000	7,254,800
Machinery—0.7%
AGCO Corp.[1]	94,410	4,874,388
Navistar International Corp.[1]	150,000	6,267,000

		11,141,388

Trading Companies & Distributors—1.0%
AerCap Holdings NV1	1,197,280	15,660,422
Information Technology—5.1%
Communications Equipment—1.0%
Ciena Corp.[1]	205,870	3,071,580
Juniper Networks, Inc.[1]	218,000	4,961,680
QUALCOMM, Inc.	126,500	7,865,770

		15,899,030

Computers & Peripherals—1.5%
Apple, Inc.[1]	44,682	24,237,304
Electronic Equipment & Instruments—0.1%
TE Connectivity Ltd.	25,240	922,522
Internet Software & Services—0.3%
VeriSign, Inc.	147,000	5,431,650
IT Services—1.1%
Accenture plc, Cl. A	100,000	5,954,000
International Business Machines Corp.	58,700	11,548,051

		17,502,051

Semiconductors & Semiconductor Equipment—0.7%
Atmel Corp.[1]	170,000	1,718,700
Broadcom Corp., Cl. A	107,680	4,000,312
Xilinx, Inc.	145,000	5,354,850

		11,073,862

Software—0.4%
Oracle Corp.	194,000	5,678,380
Materials—1.7%
Chemicals—1.2%
Celanese Corp., Series A	167,035	7,945,855
Mosaic Co. (The)	188,070	10,861,043

		18,806,898
14 | OPPENHEIMER CAPITAL INCOME FUND

	Shares	Value

Containers & Packaging—0.3%
Rock-Tenn Co., Cl. A	63,469	$4,473,930
Metals & Mining—0.2%
Allegheny Technologies, Inc.	79,990	3,509,161
Telecommunication Services—0.4%
Diversified Telecommunication Services—0.4%
AT&T, Inc.	232,500	7,112,175
Utilities—1.4%
Electric Utilities—0.4%
Cleco Corp.	173,000	6,657,040
Multi-Utilities—1.0%
CenterPoint Energy, Inc.	332,500	6,480,425
CMS Energy Corp.	285,000	6,101,850
Public Service Enterprise Group, Inc.	96,000	2,954,880

		15,537,155

Total Common Stocks (Cost $378,029,893)		458,622,050

Preferred Stocks—0.9%
Goldman Sachs Group, Inc. (The), 3.75% Non-Cum., Series A, Non-Vtg.	123,300	2,454,903
H.J. Heinz Finance Co., 8% Cum., Series B3	40	4,221,250
PNC Financial Services Group, Inc., 9.875% Non-Cum., Series F, Non-Vtg.	75,000	2,066,250
PPL Corp., 8.75% Cv.	100,000	5,373,000

Total Preferred Stocks (Cost $12,494,627)		14,115,403

	Units

Rights, Warrants and Certificates—0.1%
Charter Communications, Inc., Cl. A Wts., Strike Price $46.86, Exp. 11/30/14[1]	38,418	820,993
Rouse Properties, Inc. Rts., Strike Price $15, Exp. 3/30/12[1]	5,436	600

Total Rights, Warrants and Certificates (Cost $192,089)		821,593

	Principal
	Amount

Mortgage-Backed Obligations—28.3%
Government Agency—22.1%
FHLMC/FNMA/FHLB/Sponsored—22.0%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19[4]	$2,462,248	2,623,079
4.50%, 3/1/42[5]	11,925,000	12,668,449
5%, 12/15/34	203,153	219,437
6%, 5/15/18	864,616	932,377
6.50%, 7/1/28-4/1/34	381,069	434,560
7%, 10/1/31	459,973	535,832
8%, 4/1/16	107,007	115,945
9%, 8/1/22-5/1/25	42,703	49,382
15 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 23.672%, 3/25/36[6]	$555,537	$823,328
Series 2034, Cl. Z, 6.50%, 2/15/28	222,320	253,818
Series 2043, Cl. ZP, 6.50%, 4/15/28	988,527	1,150,337
Series 2053, Cl. Z, 6.50%, 4/15/28	221,430	252,750
Series 2279, Cl. PK, 6.50%, 1/15/31	427,825	463,023
Series 2326, Cl. ZP, 6.50%, 6/15/31	198,750	228,093
Series 2426, Cl. BG, 6%, 3/15/17	1,196,531	1,279,851
Series 2427, Cl. ZM, 6.50%, 3/15/32	783,007	898,785
Series 2461, Cl. PZ, 6.50%, 6/15/32	1,150,233	1,298,677
Series 2500, Cl. FD, 0.749%, 3/15/32[6]	119,563	120,446
Series 2526, Cl. FE, 0.649%, 6/15/29[6]	144,577	145,346
Series 2538, Cl. F, 0.849%, 12/15/32[6]	1,248,795	1,257,262
Series 2551, Cl. FD, 0.649%, 1/15/33[6]	97,908	98,387
Series 2626, Cl. TB, 5%, 6/1/33	1,608,569	1,783,112
Series 2663, Cl. BA, 4%, 8/1/16	84,481	84,480
Series 3019, Cl. MD, 4.75%, 1/1/31	287,786	288,219
Series 3025, Cl. SJ, 23.839%, 8/15/35[6]	171,774	264,687
Series 3094, Cl. HS, 23.472%, 6/15/34[6]	350,910	486,139
Series 3242, Cl. QA, 5.50%, 3/1/30	117,810	117,982
Series 3822, Cl. JA, 5%, 6/1/40	1,690,771	1,812,255
Series 3848, Cl. WL, 4%, 4/1/40	2,040,444	2,155,070
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 14.756%, 4/1/27[7]	322,527	53,254
Series 192, Cl. IO, 12.182%, 2/1/28[7]	100,161	18,340
Series 2130, Cl. SC, 51.219%, 3/15/29[7]	253,184	51,435
Series 243, Cl. 6, 0.734%, 12/15/32[7]	385,134	76,944
Series 2527, Cl. SG, 21.93%, 2/15/32[7]	41,666	228
Series 2531, Cl. ST, 42.865%, 2/15/30[7]	210,242	4,138
Series 2639, Cl. SA, 16.162%, 7/15/22[7]	1,277,199	90,343
Series 2796, Cl. SD, 68.073%, 7/15/26[7]	372,153	71,335
Series 2802, Cl. AS, 82.397%, 4/15/33[7]	320,511	20,460
Series 2815, Cl. PT, 25.292%, 11/15/32[7]	5,868,289	669,410
Series 2920, Cl. S, 65.094%, 1/15/35[7]	2,114,830	410,981
Series 2937, Cl. SY, 24.36%, 2/15/35[7]	8,338,083	1,390,390
Series 3110, Cl. SL, 99.999%, 2/15/26[7]	357,026	49,682
Series 3450, Cl. BI, 5.822%, 5/15/38[7]	2,631,873	422,232
Series 3451, Cl. SB, 26.644%, 5/15/38[7]	5,047,179	682,014
Series 3662, Cl. SM, 4.252%, 10/15/32[7]	2,029,988	288,357
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 176, Cl. PO, 4.046%, 6/1/26[8]	100,038	97,466
Federal National Mortgage Assn.:
2.50%, 4/1/27[5]	25,225,000	25,701,911
3.50%, 3/1/27-3/1/41[5]	17,600,000	18,390,994
4%, 3/16/27-3/1/42[5]	41,045,000	43,210,888
4.50%, 3/1/27-3/1/42[5]	36,420,000	38,826,019
16 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn.: Continued
5%, 3/1/42[5]	$32,629,000	$35,234,230
5.50%, 1/1/38-4/1/39	4,299,023	4,686,127
5.50%, 3/1/27-3/1/42[5]	19,946,000	21,719,844
6%, 3/1/42[5]	19,945,000	21,942,621
6.50%, 5/25/17-11/25/31	2,649,976	2,978,382
6.50%, 3/1/42[5]	4,207,000	4,718,414
7%, 11/1/17-7/25/35	499,233	546,273
7.50%, 1/1/33-3/25/33	4,948,050	5,938,240
8.50%, 7/1/32	11,780	14,474
Federal National Mortgage Assn., 15 yr., 3%, 3/1/27[5]	36,655,000	38,046,743
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23	624,938	713,242
Trust 1998-61, Cl. PL, 6%, 11/25/28	335,029	376,677
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	529,292	604,126
Trust 2001-51, Cl. OD, 6.50%, 10/25/31	918,642	1,060,700
Trust 2003-130, Cl. CS, 13.612%, 12/25/33[6]	596,198	721,131
Trust 2003-28, Cl. KG, 5.50%, 4/25/23	3,553,000	3,938,665
Trust 2004-101, Cl. BG, 5%, 1/25/20	2,448,646	2,614,025
Trust 2004-9, Cl. AB, 4%, 7/1/17	213,864	215,020
Trust 2005-104, Cl. MC, 5.50%, 12/25/25	7,504,312	8,303,588
Trust 2005-12, Cl. JC, 5%, 6/1/28	52,482	52,478
Trust 2005-22, Cl. EC, 5%, 10/1/28	3,116	3,116
Trust 2005-30, Cl. CU, 5%, 4/1/29	153,141	153,394
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	1,430,000	1,736,345
Trust 2005-69, Cl. LE, 5.50%, 11/1/33	1,967,651	2,053,070
Trust 2006-46, Cl. SW, 23.305%, 6/25/36[6]	428,479	630,654
Trust 2006-50, Cl. KS, 23.305%, 6/25/36[6]	902,011	1,347,916
Trust 2006-50, Cl. SK, 23.305%, 6/25/36[6]	107,820	164,756
Trust 2007-42, Cl. A, 6%, 2/1/33	2,339,290	2,456,727
Trust 2009-36, Cl. FA, 1.184%, 6/25/37[6]	2,232,144	2,263,953
Trust 2009-37, Cl. HA, 4%, 4/1/19	2,862,963	3,029,971
Trust 2009-70, Cl. PA, 5%, 8/1/35	3,597,622	3,696,251
Trust 2011-15, Cl. DA, 4%, 3/1/41	1,241,714	1,316,763
Trust 2011-3, Cl. KA, 5%, 4/1/40	1,980,097	2,143,284
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 73.15%, 3/17/31[7]	292,519	63,331
Trust 2001-65, Cl. S, 47.961%, 11/25/31[7]	793,850	143,944
Trust 2001-81, Cl. S, 38.194%, 1/25/32[7]	193,263	36,518
Trust 2002-47, Cl. NS, 36.588%, 4/25/32[7]	418,978	77,153
Trust 2002-51, Cl. S, 36.911%, 8/25/32[7]	384,679	70,837
Trust 2002-52, Cl. SD, 44.251%, 9/25/32[7]	480,863	96,051
Trust 2002-60, Cl. SM, 47.175%, 8/25/32[7]	685,214	120,570
Trust 2002-7, Cl. SK, 46.771%, 1/25/32[7]	210,597	36,858
Trust 2002-75, Cl. SA, 51.403%, 11/25/32[7]	953,895	153,178
Trust 2002-77, Cl. BS, 43.745%, 12/18/32[7]	413,084	65,984
17 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 2002-77, Cl. JS, 42.167%, 12/18/32[7]	$681,091	$104,901
Trust 2002-77, Cl. SA, 42.215%, 12/18/32[7]	651,515	101,909
Trust 2002-77, Cl. SH, 49.145%, 12/18/32[7]	270,425	55,137
Trust 2002-89, Cl. S, 71.794%, 1/25/33[7]	1,225,561	260,229
Trust 2002-9, Cl. MS, 36.559%, 3/25/32[7]	253,737	51,251
Trust 2002-90, Cl. SN, 48.856%, 8/25/32[7]	352,842	62,079
Trust 2002-90, Cl. SY, 52.022%, 9/25/32[7]	158,397	28,695
Trust 2003-33, Cl. SP, 48.375%, 5/25/33[7]	898,694	145,293
Trust 2003-46, Cl. IH, 0.68%, 6/1/23[7]	1,765,949	217,082
Trust 2003-89, Cl. XS, 69.678%, 11/25/32[7]	579,120	23,411
Trust 2004-54, Cl. DS, 53.501%, 11/25/30[7]	462,246	92,252
Trust 2004-56, Cl. SE, 19.40%, 10/25/33[7]	1,118,870	185,474
Trust 2005-19, Cl. SA, 67.262%, 3/25/35[7]	5,460,825	1,063,760
Trust 2005-40, Cl. SA, 66.147%, 5/25/35[7]	1,210,982	257,056
Trust 2005-6, Cl. SE, 85.369%, 2/25/35[7]	1,773,990	314,801
Trust 2005-71, Cl. SA, 67.885%, 8/25/25[7]	1,253,600	188,396
Trust 2005-93, Cl. SI, 18.958%, 10/25/35[7]	1,795,076	260,157
Trust 2006-129, Cl. SM, 15.075%, 1/25/37[7]	3,874,895	571,453
Trust 2006-51, Cl. SA, 43.411%, 6/25/36[7]	12,318,302	1,717,712
Trust 2008-46, Cl. EI, 5.774%, 6/25/38[7]	2,632,098	417,083
Trust 2008-55, Cl. SA, 17.015%, 7/25/38[7]	2,774,073	390,386
Trust 2008-67, Cl. KS, 41.189%, 8/25/34[7]	3,690,710	283,768
Trust 222, Cl. 2, 22.661%, 6/1/23[7]	720,438	144,831
Trust 252, Cl. 2, 35.324%, 11/1/23[7]	599,341	130,432
Trust 303, Cl. IO, 28.771%, 11/1/29[7]	224,806	47,960
Trust 308, Cl. 2, 24.507%, 9/1/30[7]	576,568	119,093
Trust 320, Cl. 2, 11.892%, 4/1/32[7]	2,273,765	514,926
Trust 321, Cl. 2, 2.241%, 4/1/32[7]	1,926,267	347,508
Trust 331, Cl. 9, 14.716%, 2/1/33[7]	626,540	120,296
Trust 334, Cl. 17, 22.852%, 2/1/33[7]	372,908	79,083
Trust 338, Cl. 2, 6.183%, 7/1/33[7]	384,443	54,597
Trust 339, Cl. 12, 1.735%, 7/1/33[7]	1,455,157	267,424
Trust 339, Cl. 7, 18.82%, 7/1/33[7]	1,943,684	283,428
Trust 343, Cl. 13, 1.086%, 9/1/33[7]	1,397,163	191,447
Trust 343, Cl. 18, 2.551%, 5/1/34[7]	432,180	61,505
Trust 345, Cl. 9, 16.051%, 1/1/34[7]	890,806	110,617
Trust 351, Cl. 10, 6.151%, 4/1/34[7]	511,192	68,412
Trust 351, Cl. 8, 6.462%, 4/1/34[7]	823,125	112,194
Trust 356, Cl. 10, 14.50%, 6/1/35[7]	676,676	93,476
Trust 356, Cl. 12, 17.586%, 2/1/35[7]	338,636	46,712
Trust 362, Cl. 13, 2.363%, 8/1/35[7]	1,112,970	173,962
Trust 364, Cl. 16, 7.737%, 9/1/35[7]	1,406,794	203,490
Trust 365, Cl. 16, 1.931%, 3/1/36[7]	3,812,764	611,245
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Trust 1993-184, Cl. M, 4.492%, 9/25/23[8]	277,846	265,073

		350,493,549
18 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

GNMA/Guaranteed—0.1%
Government National Mortgage Assn., 8.50%, 8/1/17-12/15/17	$58,889	$66,489
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 87.38%, 1/16/27[7]	559,715	107,446
Series 2002-15, Cl. SM, 78.219%, 2/16/32[7]	525,323	105,715
Series 2002-41, Cl. GS, 58.344%, 6/16/32[7]	285,561	67,340
Series 2002-76, Cl. SY, 83.70%, 12/16/26[7]	1,373,361	283,398
Series 2004-11, Cl. SM, 72.112%, 1/17/30[7]	503,848	119,431
Series 2007-17, Cl. AI, 16.41%, 4/16/37[7]	3,874,747	744,312

		1,494,131

Non-Agency—6.2%
Commercial—3.1%
Banc of America Commercial Mortgage Trust 2007-1, Commercial Mtg. Pass-Through Certificates, Series 2007-1, Cl. A4, 5.451%, 1/1/49	2,525,000	2,861,117
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2007-3, Cl. A4, 5.567%, 6/1/49[6]	1,340,000	1,486,655
Bear Stearns ARM Trust 2007-4, Mtg. Pass-Through Certificates, Series 2007-4, Cl. 22A1, 5.609%, 6/1/47[6]	1,678,371	1,239,683
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17, Commercial Mtg. Pass-Through Certificates, Series 2007-PWR17, Cl. AM, 5.915%, 6/1/50[6]	1,525,000	1,625,831
CFCRE Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2011-C1, Cl. A1, 1.871%, 4/1/44[3]	470,270	472,140
CHL Mortgage Pass-Through Trust 2007-J3, Mtg. Pass-Through Certificates, Series 2007-J3, Cl. A9, 6%, 7/1/37	1,078,533	867,935
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49	267,755	270,792
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49	1,375,000	1,514,687
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security, Series 2010-C1, Cl. XPA, 4.807%, 9/1/20[3,7]	15,646,392	1,119,625
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	67,849	43,199
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2006-GG7, Commercial Mtg. Pass-Through Certificates, Series 2006-GG7, Cl. AM, 5.881%, 7/1/38[6]	2,965,000	3,114,775
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through Certificates, Series 2007-GG11, Cl. A4, 5.736%, 12/1/49	1,840,000	2,061,019
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. AM, 5.475%, 3/1/39	1,720,000	1,704,543
19 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Commercial Continued
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2011-GC3, Cl. A1, 2.331%, 3/1/44	$1,234,853	$1,261,277
GS Mortgage Securities Trust 2006-GG6, Commercial Mtg. Pass-Through Certificates, Series 2006-GG6, Cl. AM, 5.622%, 4/1/38	1,443,915	1,507,484
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35	1,311,966	1,263,898
Impac CMB Trust Series 2005-4, Collateralized Asset-Backed Bonds, Series 2005-4, Cl. 1A1A, 0.784%, 5/25/35[6]	1,876,543	1,327,027
IndyMac Index Mortgage Loan Trust 2005-AR23, Mtg. Pass-Through Certificates, Series 2005-AR23, Cl. 6A1, 5.088%, 11/1/35[6]	2,209,077	1,609,113
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2011-C3, Cl. A1, 1.875%, 2/1/46[3]	1,403,786	1,416,021
Series 2007-LDP10, Cl. A3S, 5.317%, 1/1/49	2,590,000	2,701,635
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49	590,000	663,401
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51	510,377	520,197
JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through Certificates, Series 2007-S3, Cl. 1A90, 7%, 8/1/37	2,282,680	1,993,332
LB-UBS Commercial Mortgage Trust 2007-C6, Commercial Mtg. Pass-Through Certificates, Series 2007-C6, Cl. A4, 5.858%, 7/11/40	3,055,000	3,474,346
Merrill Lynch Mortgage Trust 2006-C2, Commercial Mtg. Pass-Through Certificates, Series 2006-C2, Cl. AM, 5.782%, 8/1/43	1,485,000	1,537,605
Morgan Stanley Capital I Trust 2007-IQ15, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ15, Cl. AM, 5.879%, 6/1/49[6]	1,700,000	1,711,039
Structured Adjustable Rate Mortgage Loan Trust, Mtg. Pass-Through Certificates, Series 2007-6, Cl. 3A1, 4.994%, 7/1/37[6]	2,132,828	1,396,237
Wachovia Bank Commercial Mortgage Trust 2007-C33, Commercial Mtg. Pass-Through Certificates, Series 2007-C33, Cl. A4, 5.898%, 2/1/51[6]	1,800,000	1,992,107
Wachovia Bank Commercial Mortgage Trust 2007-C34, Commercial Mtg. Pass-Through Certificates, Series 2007-C34, Cl. A3, 5.678%, 5/1/46	1,835,000	2,079,366
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust, Mtg. Pass-Through Certificates, Series 2005-AR14, Cl. 1A4, 2.465%, 12/1/35[6]	1,076,001	872,665
Wells Fargo Mortgage-Backed Securities 2007-AR3 Trust, Mtg. Pass-Through Certificates, Series 2007-AR3, Cl. A4, 5.771%, 4/1/37[6]	97,565	83,834
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust, Mtg. Pass-Through Certificates, Series 2007-AR8, Cl. A1, 6.029%, 11/1/37[6]	1,511,486	1,229,142
WFRBS Commercial Mortgage Trust 2011-C3, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 1.73%, 3/1/44[7]	20,025,444	1,771,721

		48,793,448

Multifamily—0.4%
Bear Stearns ARM Trust 2005-10, Mtg. Pass-Through Certificates, Series 2005-10, Cl. A3, 2.698%, 10/1/35[6]	6,029,992	4,789,722
20 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Multifamily Continued
Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg. Pass-Through Certificates, Series 2006-AR3, Cl. 1A2A, 5.67%, 6/1/36[6]	$1,396,064	$1,208,634
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through Certificates, Series 2007-A3, Cl. 3A2M, 5.208%, 5/1/37[6]	556,248	475,627

		6,473,983

Other—0.4%
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39	5,725,000	6,381,929
Residential—2.3%
ABFC Asset-Backed Certificates, Asset-Back Certificates, Series 2005-HE2, Cl. M3, 0.764%, 6/25/35[6]	4,000,000	1,286,988
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2007-4, Cl. AM, 5.791%, 2/1/51[6]	1,635,000	1,648,584
Banc of America Funding 2007-C Trust, Mtg. Pass-Through Certificates, Series 2007-C, Cl. 1A4, 5.541%, 5/1/36[6]	560,000	524,656
Carrington Mortgage Loan Trust, Asset-Backed Pass-Through Certificates, Series 2006-FRE1, Cl. A2, 0.354%, 7/25/36[6]	1,168,204	1,077,006
CHL Mortgage Pass-Through Trust 2005-29, Mtg. Pass-Through Certificates, Series 2005-29, Cl. A1, 5.75%, 12/1/35	863,523	747,504
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-Through Certificates, Series 2006-6, Cl. A3, 6%, 4/1/36	1,054,792	1,031,504
Countrywide Alternative Loan Trust 2005-21CB, Mtg. Pass-Through Certificates, Series 2005-21CB, Cl. A7, 5.50%, 6/1/35	2,012,721	1,698,680
Countrywide Alternative Loan Trust 2005-J10, Mtg. Pass-Through Certificates, Series 2005-J10, Cl. 1A17, 5.50%, 10/1/35	7,437,492	6,285,596
Countrywide Alternative Loan Trust 2007-19, Mtg. Pass-Through Certificates, Series 2007-19, Cl. 1A34, 6%, 8/1/37	1,349,396	970,066
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 0.984%, 2/25/33[6]	16,632	16,062
Series 2004-6, Cl. M5, 1.514%, 8/25/34[6]	2,362,066	869,965
Series 2005-16, Cl. 2AF2, 5.346%, 5/1/36[6]	553,364	430,520
CWABS Asset-Backed Certificates Trust 2005-4, Asset-Backed Certificates, Series 2005-4, Cl. MF7, 5.733%, 10/1/35	5,850,000	727,676
CWABS Asset-Backed Certificates Trust 2005-7, Asset-Backed Certificates, Series 2005-7, Cl. MF7, 5.732%, 10/1/35	3,284,000	381,015
CWABS Asset-Backed Certificates Trust 2005-BC5, Asset-Backed Certificates, Series 2005-BC5, Cl. M2, 0.724%, 1/25/36[6]	6,000,000	1,606,119
CWABS Asset-Backed Certificates Trust 2006-10, Asset-Backed Certificates:
Series 2006-10, Cl. MF4, 5.805%, 9/1/46[6]	2,550,000	120,216
Series 2006-10, Cl. MF5, 5.805%, 9/1/46[6]	2,465,000	59,824
CWABS Asset-Backed Certificates Trust 2007-4, Asset-Backed Certificates, Series 2007-4, Cl. M2, 5.931%, 9/1/37	2,000,000	270,091
21 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Residential Continued
GMACM Home Equity Loan Trust 2007-HE2, Home Equity Loan-Backed Term Nts., Series 2007-HE2, Cl. A2, 6.054%, 12/1/37	$30,818	$19,957
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36	1,129,261	1,098,656
Home Equity Mortgage Trust 2005-HF1, Home Equity Loan-Backed Nts.:
Series 2005-HF1, Cl. A2B, 0.594%, 2/25/36[6]	1,162,972	809,913
Series 2005-HF1, Cl. A3B, 0.594%, 2/25/36[6]	875,941	610,020
JPMorgan Alternative Loan Trust 2006-S4, Mtg. Pass-Through Certificates, Series 2006-S4, Cl. A6, 5.71%, 12/1/36	1,343,700	1,190,698
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Cl. M4, 0.894%, 7/25/35[6]	4,000,000	597,302
RAMP Series 2006-NC3 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-NC3, Cl. A3, 0.514%, 3/25/36[6]	16,698,000	4,660,145
Residential Asset Securitization Trust 2005-A15, Mtg. Pass-Through Certificates, Series 2005-A15, Cl. 1A4, 5.75%, 2/1/36	587,676	469,611
Structured Adjustable Rate Mortgage Loan Trust, Mtg. Pass-Through Certificates, Series 2004-5, Cl. 3A1, 2.511%, 5/1/34[6]	1,881,297	1,779,731
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 3A1, 5.425%, 5/1/37[6]	1,387,335	1,219,854
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-PA5, Cl. 1A1, 6.25%, 11/1/37	1,198,422	966,879
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1, 2.625%, 9/1/34[6]	1,624,073	1,623,469
Wells Fargo Mortgage-Backed Securities 2005-9 Trust, Mtg. Pass-Through Certificates, Series 2005-9, Cl. 2A6, 5.25%, 10/25/35	1,057,171	1,048,758
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust, Mtg. Pass-Through Certificates, Series 2006-AR14, Cl. 1A2, 5.672%, 10/1/36[6]	1,338,978	1,193,423

		37,040,488

Total Mortgage-Backed Obligations (Cost $439,944,084)		450,677,528

Asset-Backed Securities—9.1%
AESOP Funding II LLC, Automobile Receivables Nts., Series 2011-1A, Cl. A, 1.85%, 11/20/13[3]	870,000	873,061
Airspeed Ltd., Airplane Receivables:
Series 2007-1A, Cl. G1, 0.519%, 6/15/32[2,6]	36,010,584	28,088,256
Series 2007-1A, Cl. G2, 0.529%, 6/15/32[2,6]	12,302,618	9,657,556
Ally Master Owner Trust 2010-1, Asset-Backed Certificates, Series 2010-1, Cl. A, 1.999%, 1/15/15[3,6]	155,000	156,837
Ally Master Owner Trust 2010-3, Asset-Backed Certificates, Series 2010-3, Cl. A, 2.88%, 4/15/15[3]	1,900,000	1,938,224
Ally Master Owner Trust, Automobile Receivables Nts., Series 2011-4, Cl. A2, 1.54%, 9/15/16	1,805,000	1,819,665
22 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Asset-Backed Securities Continued
AmeriCredit Automobile Receivables Trust 2009-1, Automobile Receivables-Backed Nts., Series 2009-1, Cl. A3, 3.04%, 10/15/13	$142,620	$143,341
AmeriCredit Automobile Receivables Trust 2010-1, Automobile Receivables-Backed Nts., Series 2010-1, Cl. D, 6.65%, 7/17/17	740,000	808,231
AmeriCredit Automobile Receivables Trust 2010-2, Automobile Receivables-Backed Nts., Series 2010-2, Cl. C, 4.52%, 10/8/15	1,480,000	1,551,545
AmeriCredit Automobile Receivables Trust 2010-4, Automobile Receivables-Backed Nts., Series 2010-4, Cl. D, 4.20%, 11/8/16	2,640,000	2,777,244
AmeriCredit Automobile Receivables Trust 2011-1, Automobile Receivables-Backed Nts., Series 2011-1, Cl. D, 4.26%, 2/8/17	430,000	452,262
AmeriCredit Automobile Receivables Trust 2011-2, Automobile Receivables-Backed Nts.:
Series 2011-2, Cl. A3, 1.61%, 10/8/15	240,000	242,361
Series 2011-2, Cl. D, 4%, 5/8/17	1,450,000	1,472,097
AmeriCredit Automobile Receivables Trust 2011-4, Automobile Receivables-Backed Nts., Series 2011-4, Cl. D, 4.08%, 7/10/17	2,355,000	2,364,247
AmeriCredit Automobile Receivables Trust 2011-5, Automobile Receivables-Backed Nts.:
Series 2011-5, Cl. D, 1.55%, 7/8/16	35,000	35,312
Series 2011-5, Cl. D, 4.72%, 12/8/17	1,500,000	1,566,888
AmeriCredit Prime Automobile Receivables Trust 2010-2, Automobile Receivables Nts., Series 2010-2, Cl. A2, 1.22%, 10/8/13	43,343	43,352
Blade Engine Securitization Ltd., Asset-Backed Certificates, Series 2006-1A, Cl. B, 3.249%, 9/15/41[2,6]	9,583,334	7,187,500
Centre Point Funding LLC, Asset-Backed Nts., Series 2010-1A, Cl. 1, 5.43%, 7/20/15[3]	355,701	374,074
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15	430,000	449,380
Citibank Omni Master Trust, Credit Card Receivables, Series 2009-A13, Cl. A13, 5.35%, 8/15/18[3]	3,315,000	3,656,992
CLI Funding LLC, Equipment Asset-Backed Nts., Series 2006-1A, Cl. A, 0.426%, 8/18/21[3,6]	6,126,273	5,740,661
CNH Wholesale Master Note Trust 2011-1, Equipment Nts., Series 2011-1, Cl. 1A, 1.049%, 1/20/41[6]	1,675,000	1,676,700
DSC Floorplan Master Owner Trust, Automobile Receivable Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16	1,465,000	1,488,249
DT Auto Owner Trust 2009-1, Automobile Receivable Nts., Series 2009-1, Cl. A1, 2.98%, 10/15/15[3]	538,169	540,450
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts., Series 2011-1A, Cl. C, 3.05%, 8/15/15[3]	2,035,000	2,042,370
DT Auto Owner Trust 2011-2A, Automobile Receivable Nts., Series 2011-2A, Cl. C, 3.05%, 7/15/13[3]	495,000	494,831
23 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Asset-Backed Securities Continued
DT Auto Owner Trust 2011-3A, Automobile Receivable Nts., Series 2011-3A, Cl. C, 4.03%, 12/15/41[2]	$1,491,000	$1,493,055
Exeter Automobile Receivables Trust, Automobile Receivable Nts., Series 2012-1A, Cl. A, 2.02%, 8/15/16[2,5]	1,305,000	1,305,000
First Investors Auto Owner Trust 2011-1, Automobile Receivable Nts., Series 2011-1, Cl. A2, 1.47%, 3/16/15	935,665	933,784
Ford Credit Floorplan Master Owner Trust 2009-2, Asset-Backed Nts., Series 2009-2, Cl. A, 1.799%, 9/15/14[6]	1,700,000	1,713,446
Ford Credit Floorplan Master Owner Trust 2010-1, Asset-Backed Nts., Series 2010-1, Cl. A, 1.899%, 12/15/14[3,6]	1,770,000	1,790,368
Ford Credit Floorplan Master Owner Trust 2011-1, Asset-Backed Nts., Series 2011-1, Cl. A1, 2.12%, 2/15/16	1,775,000	1,815,364
Ford Credit Floorplan Master Owner Trust, Automobile Receivable Nts., Series 2012-1, Cl. A, 0.857%, 1/15/16[6]	2,370,000	2,375,356
GE Dealer Floorplan Master Note Trust, Asset-Backed Securities, Series 2009-2A, Cl. A, 1.799%, 10/20/14[3,6]	1,705,000	1,718,862
GMAC Mortgage Servicer Advance Funding Ltd., Asset-Backed Nts., Series 2011-1A, Cl. A, 3.72%, 2/15/23[3]	1,620,000	1,625,494
Hertz Vehicle Financing LLC, Automobile Receivable Nts., Series 2010-1A, Cl. A1, 2.60%, 2/25/15[3]	2,700,000	2,752,315
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7, Cl. C7, 1.599%, 3/15/16[6]	1,800,000	1,811,254
Nissan Auto Lease Trust 2010-B, Automobile Asset-Backed Nts., Series 2010-B, Cl. A3, 1.12%, 12/15/13	1,540,000	1,545,455
Nissan Master Owner Trust, Automobile Receivable Nts., Series 2010-AA, Cl. A, 1.399%, 1/15/15[3,6]	1,720,000	1,734,398
NuCO2 Funding LLC, Asset-Backed Nts., Series 2008-1A, Cl. A1, 7.25%, 6/25/38[2]	25,000,000	26,000,000
Rental Car Finance Corp., Automobile Receivable Nts., Series 2011-1A, Cl. A1, 2.51%, 2/25/16[3]	1,290,000	1,293,417
Santander Drive Auto Receivables Trust 2010-2, Automobile Receivables Nts., Series 2010-2, Cl. A2, 0.95%, 8/15/13	445,304	445,427
Santander Drive Auto Receivables Trust 2010-3, Automobile Receivables Nts., Series 2010-3, Cl. C, 3.06%, 11/15/17	1,670,000	1,676,237
Santander Drive Auto Receivables Trust 2010-A, Automobile Receivables Nts.:
Series 2010-A, Cl. A2, 1.37%, 8/15/13[3]	581,432	582,029
Series 2010-A, Cl. A3, 1.83%, 11/17/14[3]	1,000,000	1,008,196
Santander Drive Auto Receivables Trust 2011-1, Automobile Receivables Nts., Series 2011-1, Cl. D, 4.01%, 2/15/17	1,715,000	1,725,349
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17[2]	1,635,216	1,620,908
24 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Asset-Backed Securities Continued
Santander Drive Auto Receivables Trust 2011-S2A, Automobile Receivables Nts., Series 2011-S2A, Cl. D, 3.35%, 6/15/17[3]	$1,237,295	$1,235,748
Santander Drive Auto Receivables Trust 2012-1, Automobile Receivables Nts., Series 2012-1, Cl. A2, 1.25%, 4/15/15	1,180,000	1,179,976
Structured Asset Securities Corp., Mtg. Loan Asset-Backed Certificates, Series 2007-GEL2, Cl. A2, 0.564%, 5/25/37[6]	10,000,000	5,597,360
Volkswagen Auto Lease Trust 2010-A, Automobile Receivable Nts., Series 2010-A, Cl. A3, 0.99%, 11/20/13	1,530,000	1,533,558
Westlake Automobile Receivables Trust 2011-1, Automobile Receivables Nts., Series 2011-1, Cl. A3, 1.49%, 6/16/14[3]	760,000	760,761

Total Asset-Backed Securities (Cost $145,646,627)		144,914,803

U.S. Government Obligations—1.4%
Federal Home Loan Mortgage Corp. Nts.:
0.50%, 4/17/15	5,136,000	5,144,957
2%, 8/25/16	560,000	587,346
2.375%, 1/13/22	3,075,000	3,116,663
2.50%, 5/27/16	795,000	849,493
5%, 2/16/17	910,000	1,079,059
5.25%, 4/18/16	1,600,000	1,882,907
5.50%, 7/18/16	910,000	1,092,066
Federal National Mortgage Assn. Nts.:
0.375%, 3/16/15	3,922,000	3,904,665
1.125%, 4/27/17[5]	2,683,000	2,680,169
5.375%, 6/12/17	1,049,000	1,278,066

Total U.S. Government Obligations (Cost $21,168,792)		21,615,391

Non-Convertible Corporate Bonds and Notes—20.5%
Consumer Discretionary—3.0%
Auto Components—0.1%
Dana Holding Corp., 6.75% Sr. Unsec. Nts., 2/15/21	1,451,000	1,577,963
Automobiles—0.3%
Daimler Finance North America LLC, 2.30% Sr. Unsec. Nts., 1/9/15[3]	1,177,000	1,198,064
DaimlerChrysler NA Holdings Corp., 8.50% Nts., 1/18/31	830,000	1,233,924
Ford Motor Credit Co. LLC, 5.875% Sr. Unsec. Nts., 8/2/21	1,769,000	1,977,195

		4,409,183

Diversified Consumer Services—0.1%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15	1,738,000	1,927,008
Hotels, Restaurants & Leisure—0.4%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15[3]	2,591,000	2,809,831
Marriott International, Inc.:
3% Sr. Unsec. Unsub. Nts., 3/1/19[3]	553,000	553,272
25 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Hotels, Restaurants & Leisure Continued
Marriott International, Inc.: Continued
6.20% Sr. Unsec. Unsub. Nts., 6/15/16	$1,810,000	$2,120,366
Starwood Hotels & Resorts Worldwide, Inc., 7.15% Sr. Unsec. Unsub. Nts., 12/1/19	400,000	480,000

		5,963,469

Household Durables—0.3%
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22	1,637,000	1,740,336
Newell Rubbermaid, Inc., 5.50% Sr. Unsec. Nts., 4/15/13	1,574,000	1,647,276
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13	601,000	625,166
8% Sr. Unsec. Nts., 5/1/12	1,290,000	1,303,722

		5,316,500

Leisure Equipment & Products—0.1%
Mattel, Inc., 5.625% Sr. Unsec. Nts., 3/15/13	1,475,000	1,549,091
Media—1.0%
CBS Corp., 3.375% Sr. Unsec. Unsub. Nts., 3/1/22[5]	809,000	804,179
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	995,000	1,473,796
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18	1,505,000	1,708,175
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.375% Sr. Unsec. Nts., 3/1/41	809,000	975,481
Dish DBS Corp., 6.75% Sr. Unsec. Nts., 6/1/21	1,607,000	1,791,805
Historic TW, Inc., 9.125% Debs., 1/15/13	547,000	584,624
Interpublic Group of Cos., Inc. (The):
4% Sr. Nts., 3/15/22[5]	472,000	469,043
6.25% Sr. Unsec. Nts., 11/15/14	586,000	642,403
10% Sr. Unsec. Nts., 7/15/17	2,067,000	2,377,050
News America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41	972,000	1,158,850
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33	876,000	1,150,142
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21	895,000	981,514
6.50% Sr. Sec. Nts., 1/15/18	1,981,000	2,169,195

		16,286,257

Multiline Retail—0.3%
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21	914,000	943,397
Macy’s Retail Holdings, Inc., 5.75% Sr. Unsec. Nts., 7/15/14	2,550,000	2,806,941

		3,750,338

Specialty Retail—0.4%
Limited Brands, Inc., 6.625% Sr. Nts., 4/1/21	1,592,000	1,759,160
26 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Specialty Retail Continued
Rent-A-Center, Inc., 6.625% Sr. Unsec. Nts., 11/15/20	$1,688,000	$1,766,070
Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr. Unsec. Nts., 11/15/19[3]	1,636,000	1,766,880
Staples, Inc., 9.75% Sr. Unsec. Unsub. Nts., 1/15/14	1,373,000	1,575,242

		6,867,352

Consumer Staples—1.3%
Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	632,000	994,344
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14	440,000	486,003
Pernod-Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22[3]	1,550,000	1,612,448
SABMiller Holdings, Inc., 4.95% Sr. Unsec. Nts., 1/15/42	1,006,000	1,081,644

		4,174,439

Food & Staples Retailing—0.2%
Delhaize Group:
5.70% Sr. Unsec. Nts., 10/1/40	464,000	437,821
5.875% Sr. Unsec. Unsub. Bonds, 2/1/14	1,403,000	1,510,258
Kroger Co. (The), 5% Sr. Nts., 4/15/13	1,477,000	1,541,666

		3,489,745

Food Products—0.4%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14	463,000	487,941
8.50% Sr. Unsec. Nts., 6/15/19	900,000	1,114,529
Kraft Foods, Inc.:
6% Sr. Unsec. Nts., 2/11/13	1,495,000	1,569,584
6.50% Sr. Unsec. Unsub. Nts., 2/9/40	904,000	1,177,653
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18	1,590,000	1,745,025

		6,094,732

Household Products—0.1%
Energizer Holdings, Inc., 4.70% Sr. Unsec. Unsub. Nts., 5/19/21	1,692,000	1,794,953
Tobacco—0.3%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39	1,240,000	1,978,724
Lorillard Tobacco Co., 7% Sr. Unsec. Nts., 8/4/41	1,083,000	1,204,218
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13	1,594,000	1,695,300

		4,878,242

Energy—2.2%
Energy Equipment & Services—0.6%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21	1,742,000	1,910,230
Nabors Industries, Inc., 6.15% Sr. Unsec. Unsub. Nts., 2/15/18	2,079,000	2,408,927
Noble Holding International Ltd., 7.375% Sr. Unsec. Bonds, 3/15/14	1,388,000	1,542,690
27 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Energy Equipment & Services Continued
Precision Drilling Corp.:
6.50% Sr. Unsec. Nts., 12/15/21[3]	$751,000	$805,448
6.625% Sr. Unsec. Nts., 11/15/20	717,000	771,671
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17	1,765,000	1,896,440

		9,335,406

Oil, Gas & Consumable Fuels—1.6%
Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40	1,088,000	1,309,871
BG Energy Capital plc, 4% Sr. Unsec. Nts., 10/15/21[3]	1,137,000	1,227,744
Canadian Oil Sands Ltd., 5.80% Sr. Unsec. Nts., 8/15/13[3]	1,584,000	1,678,931
Cloud Peak Energy Resources LLC, 8.25% Sr. Unsec. Unsub. Nts., 12/15/17	766,000	821,535
El Paso Pipeline Partners LP, 6.50% Sr. Unsec. Nts., 4/1/20	2,344,000	2,622,847
Energy Transfer Partners LP:
4.65% Sr. Unsec. Unsub. Nts., 6/1/21	1,287,000	1,353,452
5.20% Sr. Unsec. Unsub. Nts., 2/1/22	465,000	501,356
Enterprise Products Operating LLC, 4.85% Sr. Unsec. Unsub. Nts., 8/15/42	854,000	864,889
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13	2,761,000	2,881,598
Newfield Exploration Co., 6.875% Sr. Unsec. Sub. Nts., 2/1/20	1,560,000	1,692,600
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37	1,713,000	1,967,946
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19	1,578,000	1,767,360
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14[3]	1,466,000	1,579,615
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15[3]	2,031,000	1,970,070
Southwestern Energy Co., 4.10% Sr. Unsec. Nts., 3/15/22[3,5]	809,000	808,005
Valero Logistics Operations LP, 6.05% Nts., 3/15/13	130,000	135,473
Woodside Finance Ltd.:
4.60% Sr. Unsec. Nts., 5/10/21[3]	1,223,000	1,281,156
5% Sr. Unsec. Nts., 11/15/13[3]	1,569,000	1,648,983

		26,113,431

Financials—8.2%
Capital Markets—1.8%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19[3]	2,840,000	3,022,927
Credit Suisse Guernsey Ltd., 5.86% Jr. Sub. Perpetual Nts.[9]	3,128,000	2,862,120
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34	1,639,000	1,536,856
Goldman Sachs Group, Inc. (The):
5.25% Sr. Unsec. Nts., 7/27/21	1,367,000	1,371,348
5.75% Sr. Unsec. Nts., 1/24/22	972,000	1,016,220
6.25% Sr. Nts., 2/1/41	1,534,000	1,586,234
Macquarie Bank Ltd.:
5% Sr. Nts., 2/22/17[3]	518,000	524,182
6.625% Unsec. Sub. Nts., 4/7/21[3]	2,342,000	2,313,425
Mellon Capital IV, 6.244% Perpetual Bonds[9]	6,000,000	5,047,500
28 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Capital Markets Continued
Morgan Stanley:
5.50% Sr. Unsec. Unsub. Nts., 7/24/20[3]	$1,063,000	$1,048,493
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17	259,000	265,999
5.625% Sr. Unsec. Nts., 9/23/19	3,798,000	3,802,258
6.25% Sr. Unsec. Nts., 8/28/17	1,000,000	1,049,649
Nomura Holdings, Inc., 4.125% Sr. Unsec. Unsub. Nts., 1/19/16	1,568,000	1,593,083
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub. Nts., 12/1/12	1,765,000	1,794,460
UBS AG Stamford CT, 2.25% Sr. Unsec. Nts., 8/12/13	667,000	669,288

		29,504,042

Commercial Banks—2.0%
ANZ National International Ltd., 2.375% Sr. Unsec. Nts., 12/21/12[3]	1,820,000	1,841,964
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37	3,032,000	3,024,420
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[6]	4,160,000	3,754,400
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20[3]	2,824,000	2,717,631
Mercantile Bankshares Corp., 4.625% Unsec. Sub. Nts., Series B, 4/15/13	1,067,000	1,105,804
Sumitomo Mitsui Banking Corp., 8% Unsec. Sub. Nts., 6/15/12	1,634,000	1,659,332
Wachovia Capital Trust III, 5.57% Perpetual Bonds[6,9]	11,000,000	10,120,000
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K9	4,192,000	4,579,760
Zions Bancorp., 7.75% Sr. Unsec. Nts., 9/23/14	2,380,000	2,548,892

		31,352,203

Consumer Finance—0.4%
American Express Bank FSB, 5.50% Sr. Unsec. Nts., 4/16/13	1,577,000	1,655,648
Discover Bank, 8.70% Unsec. Sub. Nts., 11/18/19	2,295,000	2,765,849
SLM Corp., 6.25% Sr. Nts., 1/25/16	2,431,000	2,542,843

		6,964,340

Diversified Financial Services—1.7%
Bank of America Corp.:
3.75% Sr. Unsec. Unsub. Nts., 7/12/16	1,720,000	1,701,761
5.70% Sr. Unsec. Unsub. Nts., 1/24/22	1,689,000	1,792,961
Citigroup, Inc.:
5.875% Sr. Unsec. Unsub. Nts., 1/30/42	739,000	788,446
6.125% Sr. Unsec. Unsub. Nts., 11/21/17	4,317,000	4,842,478
ING Bank NV:
3.75% Unsec. Nts., 3/7/17[3,5]	2,164,000	2,152,877
5% Sr. Unsec. Nts., 6/9/21[3]	1,190,000	1,222,231
Irish Life & Permanent Group Holdings plc, 3.60% Sr. Unsec. Unsub. Nts., 1/14/13[3]	1,130,000	1,089,374
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1[9]	9,712,000	10,601,911
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38	2,285,000	2,474,561

		26,666,600
29 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Insurance—1.8%
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec. Bonds, 5/1/40	$437,000	$530,872
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21	1,361,000	1,462,924
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20	851,000	925,820
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts., 8/15/12[3]	1,538,000	1,563,958
Hartford Financial Services Group, Inc. (The), 6.625% Sr. Unsec. Unsub. Nts., 3/30/40	1,050,000	1,057,290
International Lease Finance Corp., 5.75% Sr. Unsec. Unsub. Nts., 5/15/16	1,594,000	1,625,459
Liberty Mutual Group, Inc., 5% Sr. Nts., 6/1/21[3]	2,406,000	2,404,756
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67	3,280,000	3,034,000
MetLife, Inc., 10.75% Jr. Sub. Nts., 8/1/39	5,000,000	7,143,570
Swiss Re Capital I LP, 6.854% Perpetual Bonds[3,9]	3,339,000	3,015,718
Unum Group, 5.625% Sr. Unsec. Unsub. Nts., 9/15/20	1,096,000	1,166,064
Willis Group Holdings plc, 4.125% Sr. Unsec. Unsub. Nts., 3/15/16	1,689,000	1,721,512
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37[2,6]	2,966,000	2,810,285

		28,462,228

Real Estate Investment Trusts—0.5%
American Tower Corp.:
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	440,000	455,158
7% Sr. Unsec. Nts., 10/15/17	1,156,000	1,335,164
Brandywine Operating Partnership LP, 5.75% Sr. Unsec. Unsub. Nts., 4/1/12	859,000	860,672
CommonWealth REIT, 5.75% Sr. Unsec. Unsub. Bonds, 2/15/14	1,482,000	1,532,222
Duke Realty LP, 6.25% Sr. Unsec. Unsub. Nts., 5/15/13	1,609,000	1,692,776
Rayonier, Inc., 3.75% Sr. Unsec. Nts., 4/1/22[5]	885,000	887,036
WEA Finance LLC/WT Finance Aust Pty Ltd., 7.50% Sr. Unsec. Nts., 6/2/14[3]	1,426,000	1,581,207

		8,344,235

Health Care—0.4%
Biotechnology—0.1%
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40	1,053,000	1,155,935
Health Care Providers & Services—0.2%
Aristotle Holding, Inc., 3.90% Unsec. Nts., 2/15/22[3]	1,110,000	1,137,038
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41	854,000	1,124,205
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40	1,086,000	1,190,395

		3,451,638

Pharmaceuticals—0.1%
Mylan, Inc., 6% Sr. Nts., 11/15/18[3]	1,791,000	1,882,789
Industrials—1.1%
Aerospace & Defense—0.1%
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18	1,588,000	1,772,605
30 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Commercial Services & Supplies—0.2%
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17	$1,691,000	$1,851,645
R.R. Donnelley & Sons Co., 8.60% Sr. Unsec. Unsub. Nts., 8/15/16	1,505,000	1,595,300

		3,446,945

Industrial Conglomerates—0.3%
General Electric Capital Corp.:
4.25% Sr. Unsec. Nts., Series A, 6/15/12	1,490,000	1,506,019
5.25% Sr. Unsec. Nts., 10/19/12	260,000	267,770
6.375% Unsec. Sub. Bonds, 11/15/67	3,251,000	3,307,893

		5,081,682

Machinery—0.3%
CNH Capital LLC, 6.25% Sr. Unsec. Nts., 11/1/16[3]	1,580,000	1,706,400
Joy Global, Inc., 5.125% Sr. Unsec. Unsub. Nts., 10/15/21	727,000	799,864
Kennametal, Inc., 3.875% Sr. Unsec. Unsub. Nts., 2/15/22	1,102,000	1,108,129
SPX Corp., 6.875% Sr. Unsec. Nts., 9/1/17[3]	1,426,000	1,589,990

		5,204,383

Professional Services—0.0%
FTI Consulting, Inc., 6.75% Sr. Unsec. Nts., 10/1/20	260,000	282,425
Road & Rail—0.2%
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41	452,000	523,299
Kansas City Southern de Mexico, 8% Sr. Unsec. Unsub. Nts., 2/1/18	1,384,000	1,546,620

		2,069,919

Information Technology—0.7%
Communications Equipment—0.0%
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts., 3/15/41	655,000	764,306
Computers & Peripherals—0.1%
Hewlett-Packard Co., 4.65% Sr. Unsec. Nts., 12/9/21	1,253,000	1,353,341
Electronic Equipment & Instruments—0.2%
Arrow Electronics, Inc., 3.375% Sr. Unsec. Unsub. Nts., 11/1/15	3,045,000	3,127,468
Corning, Inc., 4.75% Sr. Unsec. Unsub. Nts., 3/15/42	634,000	646,237

		3,773,705

Office Electronics—0.1%
Xerox Corp., 5.65% Sr. Unsec. Nts., 5/15/13	1,571,000	1,650,238
Semiconductors & Semiconductor Equipment—0.1%
KLA-Tencor Corp., 6.90% Sr. Unsec. Nts., 5/1/18	1,108,000	1,332,123
Software—0.2%
BMC Software, Inc., 4.25% Sr. Unsec. Nts., 2/15/22	550,000	570,048
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20	1,864,000	1,940,474

		2,510,522
31 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Materials—1.5%
Chemicals—0.4%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41	$717,000	$886,683
Airgas, Inc., 3.25% Sr. Nts., 10/1/15	2,786,000	2,896,365
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17	1,495,000	1,685,613
Mosaic Co. (The), 4.875% Sr. Unsec. Unsub. Nts., 11/15/41	1,043,000	1,073,659
Valspar Corp. (The), 4.20% Sr. Unsec. Unsub. Nts., 1/15/22	806,000	839,268

		7,381,588

Containers & Packaging—0.2%
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25% Sr. Unsec. Nts., 2/1/21	1,562,000	1,737,725
Rock-Tenn Co., 4.90% Sr. Unsec. Nts., 3/1/22[3]	563,000	573,855
Sealed Air Corp., 8.375% Sr. Unsec. Nts., 9/15/21[3]	1,355,000	1,558,250

		3,869,830

Metals & Mining—0.8%
ArcelorMittal, 5.50% Sr. Unsec. Unsub. Nts., 3/1/21	946,000	936,359
Cliffs Natural Resources, Inc., 6.25% Sr. Unsec. Unsub. Nts., 10/1/40	431,000	469,376
Freeport-McMoRan Copper & Gold, Inc.:
3.55% Sr. Unsec. Nts., 3/1/22	1,149,000	1,145,514
8.375% Sr. Nts., 4/1/17	2,365,000	2,475,684
Petrohawk Energy Corp., 6.25% Sr. Unsec. Nts., 6/1/19	2,519,000	2,859,065
Teck Resources Ltd., 7% Sr. Unsec. Unsub. Nts., 9/15/12	1,609,000	1,658,116
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15	1,190,000	1,301,861
6% Sr. Unsec. Unsub. Nts., 10/15/15	1,267,000	1,404,689
7.25% Sr. Unsec. Unsub. Nts., 7/15/12	168,000	171,854

		12,422,518

Paper & Forest Products—0.1%
International Paper Co., 6% Sr. Unsec. Unsub. Nts., 11/15/41	696,000	805,775
Telecommunication Services—1.1%
Diversified Telecommunication Services—1.0%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38	2,067,000	2,558,870
British Telecommunications plc, 9.875% Bonds, 12/15/30	1,010,000	1,538,291
CenturyLink, Inc., 7.60% Sr. Unsec. Unsub. Nts., Series P, 9/15/39	1,043,000	1,071,072
Frontier Communications Corp., 8.25% Sr. Unsec. Nts., 4/15/17	1,732,000	1,879,220
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15	1,589,000	1,815,679
Telecom Italia Capital SA:
7.175% Sr. Unsec. Unsub. Nts., 6/18/19	2,094,000	2,172,525
7.721% Sr. Unsec. Unsub. Nts., 6/4/38	665,000	631,750
32 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Diversified Telecommunication Services Continued
Telefonica Emisiones SAU, 5.462% Sr. Unsec. Unsub. Nts., 2/16/21	$1,445,000	$1,455,728
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38	982,000	1,232,462
Windstream Corp., 7.875% Sr. Unsec. Unsub. Nts., 11/1/17	1,536,000	1,739,520

		16,095,117

Wireless Telecommunication Services—0.1%
America Movil SAB de CV, 6.125% Sr. Unsec. Unsub. Nts., 3/30/40	748,000	905,427
Utilities—1.0%
Electric Utilities—0.7%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12[3]	1,474,000	1,484,544
Edison International, 3.75% Sr. Unsec. Unsub. Nts., 9/15/17	1,140,000	1,213,320
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts., 8/15/39	993,000	1,163,685
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts., 8/15/13	1,659,000	1,674,819
Northeast Utilities Co., 7.25% Sr. Unsec. Nts., 4/1/12	1,620,000	1,627,097
Oncor Electric Delivery Co., 7% Debs., 9/1/22	1,453,000	1,844,042
PPL WEM Holdings plc, 5.375% Sr. Unsec. Nts., 5/1/21[3]	2,320,000	2,542,662

		11,550,169

Energy Traders—0.1%
TransAlta Corp., 5.75% Sr. Unsec. Nts., 12/15/13	1,575,000	1,683,722
Multi-Utilities—0.2%
CMS Energy Corp., 6.25% Sr. Unsec. Nts., 2/1/20	1,454,000	1,600,437
Pacific Gas & Electric Co., 4.50% Sr. Unsec. Nts., 12/15/41	398,000	416,762

		2,017,199

Total Non-Convertible Corporate Bonds and Notes (Cost $311,631,168)		327,285,658

Convertible Corporate Bonds and Notes—5.0%
Advanced Micro Devices, Inc., 6% Cv. Sr. Unsec. Nts., 5/1/15	12,210,000	12,728,925
Alcatel-Lucent USA, Inc., 2.875% Cv. Sr. Unsec. Unsub. Debs., Series B, 6/15/25	15,662,000	15,094,253
Amylin Pharmaceuticals, Inc., 3% Cv. Sr. Unsec. Nts., 6/15/14	13,000,000	12,528,750
Chiquita Brands International, Inc., 4.25% Cv. Sr. Unsec. Unsub. Nts., 8/15/16	13,600,000	12,903,000
General Cable Corp., 4.50% Cv. Unsec. Sub. Nts., 11/15/29[6]	4,925,000	5,417,500
Hologic, Inc., 2% Cv. Sr. Unsec. Unsub. Nts., 12/15/37[6]	12,000,000	11,970,000
LifePoint Hospitals, Inc.:
3.25% Cv. Sr. Unsec. Sub. Nts., 8/15/25	4,000,000	4,105,000
3.50% Cv. Sr. Unsec. Sub. Nts., 5/15/14	5,000,000	5,281,250

Total Convertible Corporate Bonds and Notes (Cost $73,224,990)		80,028,678

Shares

Structured Securities—0.3%
Deutsche Bank AG, London Branch, Allegheny Technologies, Inc., Equity Linked Nts.[2] (Cost $4,966,853)	92,064	5,404,157
33 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Event-Linked Bonds—0.6%
Calypso Capital Ltd. Catastrophe Linked Nts., Series 2010-1, Cl. A, 4.896%, 1/10/14[3,6]	2,041,000	EUR	$2,704,343
Foundation Re III Ltd. Catastrophe Linked Nts., Series 1-A, 5.83%, 2/3/14[3,6]	2,100,000		2,069,970
Longpoint Re Ltd. Catastrophe Linked Nts., 5.40%, 12/24/12[3,6]	1,606,000		1,601,503
Midori Ltd. Catastrophe Linked Nts., 3.317%, 10/24/12[3,6]	3,000,000		2,975,700

Total Event-Linked Bonds (Cost $9,519,344)			9,351,516

	Expiration	Strike
	Date	Price	Contracts

Options Purchased—0.0%
Chicago Board Options Exchange Volatility Index Call[1]	3/21/12	$40.000	1,000	15,000
Standard & Poor’s Depositary Receipts Trust/Standard & Poor’s 500 Exchange Traded Funds, Series 1 Call[1]	4/23/12	141.000	5,500	550,000

Total Options Purchased (Cost $1,053,158)				565,000

	Swaption
	Expiration	Notional
	Date	Amount

Swaptions Purchased—0.4%
Goldman Sachs Group, Inc. (The), Swap Counterparty, Interest Rate Swap call option; Swap Terms: Received: Three-Month BBA LIBOR; Paid: 5.28%; Termination Date: 10/19/25[1]	10/16/15	11,666,666	211,215
Goldman Sachs Group, Inc. (The), Swap Counterparty, Interest Rate Swap call option; Swap Terms: Received: Three-Month BBA LIBOR; Paid: 5.445%; Termination Date: 11/9/25[1]	11/6/15	11,666,666	198,164
Goldman Sachs Group, Inc. (The), Swap Counterparty, Interest Rate Swap call option; SwapTerms: Received: Three-Month BBA LIBOR; Paid: 4%; Termination Date: 11/28/24[1]	11/26/14	50,000,000	1,332,714
JPMorgan Chase Bank NA, Swap Counterparty, Interest Rate Swap call option; Swap Terms: Received: Three-Month BBA LIBOR; Paid: 4%; Termination Date: 12/3/24[1]	12/2/14	50,000,000	1,322,872
JPMorgan Chase Bank NA, Swap Counterparty, Interest Rate Swaption (European) call option; Swap Terms: Received: Three-Month BBA LIBOR; Paid: 4%; Termination Date: 2/26/25[1]	2/25/15	50,000,000	1,479,226
JPMorgan Chase Bank NA, Swap Counterparty, Interest Rate Swaption (European) call option; Swap Terms: Received: Three-Month BBA LIBOR; Paid: 4.50%; Termination Date: 2/28/27[1]	2/27/17	50,000,000	2,007,744

Total Swaptions Purchased (Cost $7,992,500)			6,551,935
34 | OPPENHEIMER CAPITAL INCOME FUND

	Shares	Value

Investment Companies—21.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.21%[10,11]	206,582,911	$206,582,911
Oppenheimer Master Loan Fund, LLC[10]	8,967,621	110,141,827
Oppenheimer Short Duration Fund, Cl. Y10	2,003,467	20,074,744

Total Investment Companies (Cost $337,470,147)		336,799,482
Total Investments, at Value (Cost $1,743,334,272)	116.4%	1,856,753,194
Liabilities in Excess of Other Assets	(16.4)	(261,640,599)

Net Assets	100.0%	$1,595,112,595

Footnotes to Statement of Investments
Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:
EUR          Euro

1.	Non-income producing security.

2.	Restricted security. The aggregate value of restricted securities as of February 29, 2012 was $90,316,717, which represents 5.66% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

Airspeed Ltd., Airplane Receivables, Series 2007-1A, Cl. G1, 0.519%, 6/15/32	7/28/10-10/21/10	$28,655,316	$28,088,256	$(567,060)
Airspeed Ltd., Airplane Receivables, Series 2007-1A, Cl. G2, 0.529%, 6/15/32	4/8/11	10,285,800	9,657,556	(628,244)
Blade Engine Securitization Ltd., Asset-Backed Certificates, Series 2006-1A, Cl. B, 3.249%, 9/15/41	11/10/09	6,132,284	7,187,500	1,055,216
Bond Street Holdings LLC, Cl. A	11/4/09	7,500,000	6,750,000	(750,000)
Deutsche Bank AG, London Branch, Allegheny Technologies, Inc. Equity Linked Nts.	1/5/12	4,966,853	5,404,157	437,304
DT Auto Owner Trust 2011-3A, Automobile Receivable Nts., Series 2011-3A, Cl. C, 4.03%, 12/15/41	11/2/11	1,490,881	1,493,055	2,174
Exeter Automobile Receivables Trust, Automobile Receivable Nts., Series 2012-1A, Cl. A, 2.02%, 8/15/16	2/23/12	1,304,994	1,305,000	6
NuCO2 Funding LLC, Asset-Backed Nts., Series 2008-1A, Cl. A1, 7.25%, 6/25/38	1/25/11	26,847,776	26,000,000	(847,776)
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17	2/4/11-2/9/12	1,637,118	1,620,908	(16,210)
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37	2/24/11-2/23/12	2,908,891	2,810,285	(98,606)

		$91,729,913	$90,316,717	$(1,413,196)

3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $102,814,358 or 6.45% of the Fund’s net assets as of February 29, 2012.

4.	All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $721,756. See Note 5 of the accompanying Notes.
35 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

5.	When-issued security or delayed delivery to be delivered and settled after February 29, 2012. See Note 1 of the accompanying Notes.

6.	Represents the current interest rate for a variable or increasing rate security.

7.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans or other receivables. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage or asset-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $20,057,878 or 1.26% of the Fund’s net assets as of February 29, 2012.

8.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $362,539 or 0.02% of the Fund’s net assets as of February 29, 2012.

9.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 29, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	August 31, 2011	Additions	Reductions	February 29, 2012

Oppenheimer Institutional Money Market Fund, Cl. E	286,727,498	213,529,484	293,674,071	206,582,911
Oppenheimer Master Loan Fund, LLC	6,879,066	2,088,555	—	8,967,621
Oppenheimer Short Duration Fund, Cl. Y	1,000,000	1,003,467	—	2,003,467

				Realized
	Value	Income		Loss

Oppenheimer Institutional Money Market Fund, Cl. E	$206,582,911	$249,877		$—
Oppenheimer Master Loan Fund, LLC	110,141,827	3,235,811	[a]	699,156	[a]
Oppenheimer Short Duration Fund, Cl. Y	20,074,744	45,825		—

	$336,799,482	$3,531,513		$699,156

a.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

11.	Rate shown is the 7-day yield as of February 29, 2012.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
36 | OPPENHEIMER CAPITAL INCOME FUND

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of February 29, 2012 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$35,863,580	$—	$—	$35,863,580
Consumer Staples	50,013,776	—	—	50,013,776
Energy	57,620,777	—	—	57,620,777
Financials	74,975,843	6,750,000	—	81,725,843
Health Care	53,545,130	—	—	53,545,130
Industrials	43,011,786	—	—	43,011,786
Information Technology	80,744,799	—	—	80,744,799
Materials	26,789,989	—	—	26,789,989
Telecommunication Services	7,112,175	—	—	7,112,175
Utilities	22,194,195	—	—	22,194,195
Preferred Stocks	—	14,115,403	—	14,115,403
Rights, Warrants and Certificates	820,993	600	—	821,593
Mortgage-Backed Obligations	—	450,677,528	—	450,677,528
Asset-Backed Securities	—	144,914,803	—	144,914,803
U.S. Government Obligations	—	21,615,391	—	21,615,391
Non-Convertible Corporate Bonds and Notes	—	327,285,658	—	327,285,658
Convertible Corporate Bonds and Notes	—	80,028,678	—	80,028,678
Structured Securities	—	5,404,157	—	5,404,157
Event-Linked Bonds	—	9,351,516	—	9,351,516
Options Purchased	565,000	—	—	565,000
Swaptions Purchased	—	6,551,935	—	6,551,935
Investment Companies	226,657,655	110,141,827	—	336,799,482

Total Investments, at Value	679,915,698	1,176,837,496	—	1,856,753,194
Other Financial Instruments:
Futures margins	203,309	—	—	203,309
Appreciated swaps, at value	—	2,878,281	—	2,878,281
Depreciated swaps, at value	—	1,170,881	—	1,170,881

Total Assets	$680,119,007	$1,180,886,658	$—	$1,861,005,665

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	$—	$(65,677)	$—	$(65,677)
Futures margins	(556,425)	—	—	(556,425)

Total Liabilities	$(556,425)	$(65,677)	$—	$(622,102)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
37 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts as of February 29, 2012 are as follows:

		Contract
Counterparty/		Amount		Expiration		Unrealized
Contract Description	Buy/Sell	(000’s)		Date	Value	Depreciation

Citigroup
Euro (EUR)	Sell	2,555	EUR	5/17/12	$3,405,323	$65,677
Futures Contracts as of February 29, 2012 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

Euro-BTP	Sell	20	3/8/12	$2,828,479	$(400,327)
U.S. Long Bonds	Buy	303	6/20/12	42,921,844	243,338
U.S. Treasury Nts., 2 yr.	Sell	541	6/29/12	119,146,797	14,962
U.S. Treasury Nts., 5 yr.	Sell	372	6/29/12	45,819,938	(7,776)
U.S. Treasury Nts., 10 yr.	Buy	272	6/20/12	35,619,250	(71,027)
U.S. Treasury Nts., 10 yr.	Sell	49	6/20/12	6,416,703	9,563
U.S. Treasury Ultra Bonds	Buy	201	6/20/12	31,607,250	(16,228)

					$(227,495)

Credit Default Swap Contracts as of February 29, 2012 are as follows:

				Pay/		Upfront
	Buy/Sell	Notional		Receive		Payment		Unrealized
Reference Entity/	Credit	Amount		Fixed	Termination	Received/		Appreciation
Swap Counterparty	Protection	(000’s)		Rate	Date	(Paid)	Value	(Depreciation)

BNP Paribas SA
Goldman Sachs International	Buy	4,500	EUR	3.00%	9/20/16	$(128,551)	$61,022	$(67,529)

	Total	4,500	EUR			(128,551)	61,022	(67,529)
Germany (Federal Republic of):
Goldman Sachs International	Buy	50,000		0.25	9/20/15	(596,126)	514,808	(81,318)
Goldman Sachs International	Buy	25,000		0.25	12/20/16	(815,797)	595,051	(220,746)

	Total	75,000				(1,411,923)	1,109,859	(302,064)
ITRAXX Europe Sub Financials, Series 14
Barclays Bank plc	Buy	24,000	EUR	1.00	12/20/15	(2,393,070)	2,599,979	206,909

	Total	24,000	EUR			(2,393,070)	2,599,979	206,909

Grand Total Buys						(3,933,544)	3,770,860	(162,684)
Grand Total Sells						—	—	—

Total Credit Default Swaps						$(3,933,544)	$3,770,860	$(162,684)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:
EUR           Euro
38 | OPPENHEIMER CAPITAL INCOME FUND

Total Return Swap Contracts as of February 29, 2012 are as follows:

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

KMI Equity
JPMorgan Chase Bank NA	$2,815	Minus 5 and if negative, the absolute value of the Total Return of the common stock of Kinder Morgan, Inc.	If positive, the Total Return of the common stock of Kinder Morgan, Inc./The earlier of three business days past completion or breakdown of takeover of El Paso Corp. by Kinder Morgan, Inc. or 8/3/12	8/3/12	$278,302
The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of February 29, 2012 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Barclays Bank plc	Credit Default Buy Protection	24,000	EUR	$2,599,979
Goldman Sachs International:
	Credit Default Buy Protection	4,500	EUR	61,022
	Credit Default Buy Protection	75,000		1,109,859

				1,170,881
JPMorgan Chase Bank NA	Total Return	2,815		278,302

		Total Swaps		$4,049,162

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:
EUR                     Euro
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
39 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

February 29, 2012

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,405,864,125)	$1,519,953,712
Affiliated companies (cost $337,470,147)	336,799,482

1,856,753,194
Cash	897,755
Cash used for collateral on futures	1,833,329
Appreciated swaps, at value (upfront payments paid $2,393,070)	2,878,281
Depreciated swaps, at value (upfront payments paid $1,540,474)	1,170,881
Receivables and other assets:
Investments sold (including $28,672,521 sold on a when-issued or delayed delivery basis)	36,029,673
Interest, dividends and principal paydowns	7,871,717
Shares of beneficial interest sold	221,853
Futures margins	203,309
Other	144,753

Total assets	1,908,004,745

Liabilities
Unrealized depreciation on foreign currency exchange contracts	65,677
Payables and other liabilities:
Investments purchased (including $298,123,083 purchased on a when-issued or delayed delivery basis)	309,659,722
Shares of beneficial interest redeemed	1,670,461
Futures margins	556,425
Distribution and service plan fees	314,276
Shareholder communications	218,419
Transfer and shareholder servicing agent fees	210,812
Trustees’ compensation	128,491
Other	67,867

Total liabilities	312,892,150

Net Assets	$1,595,112,595

Composition of Net Assets
Par value of shares of beneficial interest	$180,485
Additional paid-in capital	2,024,317,361
Accumulated net investment income	8,973,947
Accumulated net realized loss on investments and foreign currency transactions	(551,602,738)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	113,243,540

Net Assets	$1,595,112,595

40 | OPPENHEIMER CAPITAL INCOME FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,420,474,908 and 160,332,378 shares of beneficial interest outstanding)	$8.86
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$9.40

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $46,283,582 and 5,334,704 shares of beneficial interest outstanding)	$8.68

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $101,793,887 and 11,793,922 shares of beneficial interest outstanding)	$8.63

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $20,426,703 and 2,332,009 shares of beneficial interest outstanding)	$8.76

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $6,133,515 and 692,298 shares of beneficial interest outstanding)	$8.86
See accompanying Notes to Financial Statements.
41 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended February 29, 2012

Allocation of Income and Expenses from Master Fund[1]
Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest	$3,235,811
Expenses[2]	(150,028)

Net investment income allocated from Oppenheimer Master Loan Fund, LLC	3,085,783

Investment Income
Interest	19,782,833
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $8,978)	6,292,240
Affiliated companies	295,702
Fee income on when-issued securities	2,624,533
Other income	48,869

Total investment income	29,044,177

Expenses
Management fees	4,288,636
Distribution and service plan fees:
Class A	1,566,756
Class B	233,479
Class C	488,220
Class N	46,698
Transfer and shareholder servicing agent fees:
Class A	1,224,562
Class B	125,977
Class C	128,707
Class N	25,631
Class Y	3,264
Shareholder communications:
Class A	126,896
Class B	13,701
Class C	11,271
Class N	2,252
Class Y	78
Trustees’ compensation	30,428
Custodian fees and expenses	6,301
Administration service fees	750
Other	115,155

Total expenses	8,438,762
Less waivers and reimbursements of expenses	(336,371)

Net expenses	8,102,391
Net Investment Income	24,027,569
42 | OPPENHEIMER CAPITAL INCOME FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options exercised)	$(1,742,802)
Closing and expiration of option contracts written	529,721
Closing and expiration of futures contracts	5,413,416
Foreign currency transactions	346,630
Swap contracts	383,323
Net realized loss allocated from Oppenheimer Master Loan Fund, LLC	(699,156)

Total net realized gain	4,231,132
Net change in unrealized appreciation/depreciation on:
Investments	41,747,827
Translation of assets and liabilities denominated in foreign currencies	(760,686)
Futures contracts	145,015
Swap contracts	(3,235,252)
Net change in unrealized appreciation/deprecation allocated from Oppenheimer Master Loan Fund, LLC	3,358,409

Total net change in unrealized appreciation/depreciation	41,255,313

Net Increase in Net Assets Resulting from Operations	$69,514,014

1.	The Fund invests in an affiliated mutual fund that expects to be treated as a partnership for tax purposes. See Note 1 of the accompanying Notes.

2.	Net of expense waivers and/or reimbursements of $2,071.
See accompanying Notes to Financial Statements.
43 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	February 29, 2012	August 31,
	(Unaudited)	2011

Operations
Net investment income	$24,027,569	$57,768,625
Net realized gain	4,231,132	129,814,230
Net change in unrealized appreciation/depreciation	41,255,313	(12,503,810)

Net increase in net assets resulting from operations	69,514,014	175,079,045

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(35,739,065)	(63,842,609)
Class B	(981,049)	(2,127,317)
Class C	(2,153,298)	(3,614,673)
Class N	(481,887)	(891,702)
Class Y	(139,224)	(40,121)

	(39,494,523)	(70,516,422)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(29,434,746)	(120,489,829)
Class B	(4,762,216)	(19,067,370)
Class C	1,359,272	(7,989,891)
Class N	(267,657)	(3,659,477)
Class Y	1,120,804	4,981,754

	(31,984,543)	(146,224,813)

Net Assets
Total decrease	(1,965,052)	(41,662,190)
Beginning of period	1,597,077,647	1,638,739,837

End of period (including accumulated net investment income of $8,973,947 and $24,440,901, respectively)	$1,595,112,595	$1,597,077,647

See accompanying Notes to Financial Statements.
44 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	February 29, 2012				Year Ended August 31,
Class A	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$8.70	$8.18	$7.50	$10.44	$13.10	$12.28

Income (loss) from investment operations:
Net investment income[1]	.14	.31	.30	.48	.59	.47
Net realized and unrealized gain (loss)	.37	.58	.53	(3.11)	(1.74)	.82

Total from investment operations	.51	.89	.83	(2.63)	(1.15)	1.29

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.35)	(.37)	(.15)	(.12)	(.50)	(.42)
Distributions from net realized gain	—	—	—	(.19)	(1.01)	(.05)

Total dividends and/or distributions to shareholders	(.35)	(.37)	(.15)	(.31)	(1.51)	(.47)

Net asset value, end of period	$8.86	$8.70	$8.18	$7.50	$10.44	$13.10

Total Return, at Net Asset Value[2]	4.52%	11.06%	11.13%	(25.18)%	(9.51)%	10.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,420,475	$1,423,082	$1,450,829	$1,521,396	$2,176,214	$2,754,566

Average net assets (in thousands)	$1,400,498	$1,486,145	$1,512,770	$1,388,938	$2,458,736	$2,809,861

Ratios to average net assets:[3]
Net investment income	3.16%[4]	3.55%[4]	3.75%	6.64%	5.11%	3.54%
Total expenses[5]	1.01%[4]	0.99%[4]	1.02%	1.02%	0.91%	0.88%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.97%[4]	0.96%[4]	0.90%	0.94%	0.91%	0.88%

Portfolio turnover rate[6]	40%	92%	77%	92%	68%	66%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 29, 2012	1.03%
Year Ended August 31, 2011	1.01%
Year Ended August 31, 2010	1.04%
Year Ended August 31, 2009	1.03%
Year Ended August 31, 2008	0.91%
Year Ended August 31, 2007	0.88%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 29, 2012	$1,536,730,811	$1,479,801,051
Year Ended August 31, 2011	$3,228,874,778	$3,180,407,334
Year Ended August 31, 2010	$3,224,346,084	$3,374,267,286
Year Ended August 31, 2009	$3,381,592,419	$3,374,427,225
Year Ended August 31, 2008	$2,702,200,766	$2,534,331,052
Year Ended August 31, 2007	$1,266,252,411	$1,359,901,233
See accompanying Notes to Financial Statements.
45 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 29, 2012				Year Ended August 31,
Class B	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$8.51	$8.01	$7.36	$10.31	$12.94	$12.14

Income (loss) from investment operations:
Net investment income[1]	.09	.22	.22	.41	.49	.35
Net realized and unrealized gain (loss)	.34	.57	.52	(3.09)	(1.71)	.81

Total from investment operations	.43	.79	.74	(2.68)	(1.22)	1.16

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.26)	(.29)	(.09)	(.08)	(.40)	(.31)
Distributions from net realized gain	—	—	—	(.19)	(1.01)	(.05)

Total dividends and/or distributions to shareholders	(.26)	(.29)	(.09)	(.27)	(1.41)	(.36)

Net asset value, end of period	$8.68	$8.51	$8.01	$7.36	$10.31	$12.94

Total Return, at Net Asset Value[2]	4.18%	9.94%	10.05%	(25.94)%	(10.20)%	9.54%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$46,284	$50,221	$65,079	$87,518	$153,650	$240,849

Average net assets (in thousands)	$47,070	$60,410	$75,369	$88,562	$193,912	$262,574

Ratios to average net assets:[3]
Net investment income	2.22%[4]	2.55%[4]	2.81%	5.80%	4.27%	2.70%
Total expenses[5]	2.18%[4]	2.12%[4]	2.14%	2.03%	1.75%	1.71%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.91%[4]	1.97%[4]	1.85%	1.85%	1.75%	1.71%

Portfolio turnover rate[6]	40%	92%	77%	92%	68%	66%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 29, 2012	2.20%
Year Ended August 31, 2011	2.14%
Year Ended August 31, 2010	2.16%
Year Ended August 31, 2009	2.04%
Year Ended August 31, 2008	1.75%
Year Ended August 31, 2007	1.71%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 29, 2012	$1,536,730,811	$1,479,801,051
Year Ended August 31, 2011	$3,228,874,778	$3,180,407,334
Year Ended August 31, 2010	$3,224,346,084	$3,374,267,286
Year Ended August 31, 2009	$3,381,592,419	$3,374,427,225
Year Ended August 31, 2008	$2,702,200,766	$2,534,331,052
Year Ended August 31, 2007	$1,266,252,411	$1,359,901,233
See accompanying Notes to Financial Statements.
46 | OPPENHEIMER CAPITAL INCOME FUND

	Six Months
	Ended
	February 29, 2012				Year Ended August 31,
Class C	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$8.47	$7.98	$7.33	$10.26	$12.89	$12.10

Income (loss) from investment operations:
Net investment income[1]	.10	.23	.23	.41	.49	.36
Net realized and unrealized gain (loss)	.33	.56	.52	(3.07)	(1.71)	.79

Total from investment operations	.43	.79	.75	(2.66)	(1.22)	1.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.27)	(.30)	(.10)	(.08)	(.40)	(.31)
Distributions from net realized gain	—	—	—	(.19)	(1.01)	(.05)

Total dividends and/or distributions to shareholders	(.27)	(.30)	(.10)	(.27)	(1.41)	(.36)

Net asset value, end of period	$8.63	$8.47	$7.98	$7.33	$10.26	$12.89

Total Return, at Net Asset Value[2]	4.17%	10.00%	10.19%	(25.85)%	(10.22)%	9.53%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$101,794	$98,566	$100,299	$112,970	$130,753	$184,782

Average net assets (in thousands)	$98,545	$102,156	$106,999	$82,632	$156,924	$182,640

Ratios to average net assets:[3]
Net investment income	2.30%[4]	2.67%[4]	2.88%	5.77%	4.29%	2.74%
Total expenses[5]	1.87%[4]	1.87%[4]	1.89%	1.91%	1.72%	1.69%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.83%[4]	1.84%[4]	1.77%	1.80%	1.72%	1.69%

Portfolio turnover rate[6]	40%	92%	77%	92%	68%	66%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 29, 2012	1.89%
Year Ended August 31, 2011	1.89%
Year Ended August 31, 2010	1.91%
Year Ended August 31, 2009	1.92%
Year Ended August 31, 2008	1.72%
Year Ended August 31, 2007	1.69%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 29, 2012	$1,536,730,811	$1,479,801,051
Year Ended August 31, 2011	$3,228,874,778	$3,180,407,334
Year Ended August 31, 2010	$3,224,346,084	$3,374,267,286
Year Ended August 31, 2009	$3,381,592,419	$3,374,427,225
Year Ended August 31, 2008	$2,702,200,766	$2,534,331,052
Year Ended August 31, 2007	$1,266,252,411	$1,359,901,233
See accompanying Notes to Financial Statements.
47 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 29, 2012				Year Ended August 31,
Class N	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$8.60	$8.09	$7.42	$10.36	$13.00	$12.20

Income (loss) from investment operations:
Net investment income[1]	.12	.27	.27	.44	.54	.42
Net realized and unrealized gain (loss)	.36	.58	.52	(3.09)	(1.71)	.80

Total from investment operations	.48	.85	.79	(2.65)	(1.17)	1.22

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.32)	(.34)	(.12)	(.10)	(.46)	(.37)
Distributions from net realized gain	—	—	—	(.19)	(1.01)	(.05)

Total dividends and/or distributions to shareholders	(.32)	(.34)	(.12)	(.29)	(1.47)	(.42)

Net asset value, end of period	$8.76	$8.60	$8.09	$7.42	$10.36	$13.00

Total Return, at Net Asset Value[2]	4.38%	10.65%	10.74%	(25.54)%	(9.78)%	10.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,427	$20,319	$22,533	$24,678	$34,279	$44,568

Average net assets (in thousands)	$20,075	$22,331	$24,365	$21,877	$39,025	$41,919

Ratios to average net assets:[3]
Net investment income	2.83%[4]	3.18%[4]	3.37%	6.25%	4.74%	3.19%
Total expenses[5]	1.33%[4]	1.35%[4]	1.42%	1.44%	1.29%	1.25%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.29%[4]	1.32%[4]	1.28%	1.31%	1.29%	1.25%

Portfolio turnover rate[6]	40%	92%	77%	92%	68%	66%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 29, 2012	1.35%
Year Ended August 31, 2011	1.37%
Year Ended August 31, 2010	1.44%
Year Ended August 31, 2009	1.45%
Year Ended August 31, 2008	1.29%
Year Ended August 31, 2007	1.25%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 29, 2012	$1,536,730,811	$1,479,801,051
Year Ended August 31, 2011	$3,228,874,778	$3,180,407,334
Year Ended August 31, 2010	$3,224,346,084	$3,374,267,286
Year Ended August 31, 2009	$3,381,592,419	$3,374,427,225
Year Ended August 31, 2008	$2,702,200,766	$2,534,331,052
Year Ended August 31, 2007	$1,266,252,411	$1,359,901,233
See accompanying Notes to Financial Statements.
48 | OPPENHEIMER CAPITAL INCOME FUND

	Six Months
	Ended
	February 29, 2012	Period Ended
Class Y	(Unaudited)	August 31, 2011[1]

Per Share Operating Data
Net asset value, beginning of period	$8.70	$8.63

Income (loss) from investment operations:
Net investment income[2]	.15	.21
Net realized and unrealized gain	.39	— [3]

Total from investment operations	.54	.21

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.38)	(.14)
Distributions from net realized gain	—	—

Total dividends and/or distributions to shareholders	(.38)	(.14)

Net asset value, end of period	$8.86	$8.70

Total Return, at Net Asset Value[4]	4.70%	2.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,133	$4,890

Average net assets (in thousands)	$5,531	$3,287

Ratios to average net assets:[5]
Net investment income	3.47%[6]	4.04%[6]
Total expenses[7]	0.71%[6]	0.59%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.67%[6]	0.56%[6]

Portfolio turnover rate[8]	40%	92%

1.	For the period from January 28, 2011 (inception of offering) to August 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

7.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 29, 2012	0.73%
Period Ended August 31, 2011	0.61%

8.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 29, 2012	$1,536,730,811	$1,479,801,051
Period Ended August 31, 2011	$3,228,874,778	$3,180,407,334
See accompanying Notes to Financial Statements.
49 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Capital Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek as much current income as is compatible with prudent investment. The Fund has a secondary objective to conserve principal while providing an opportunity for capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are
50 | OPPENHEIMER CAPITAL INCOME FUND

valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     Structured securities are valued utilizing price quotations obtained from broker-dealers or independent pricing services. Values are determined based upon market inputs which typically include the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.
     Event-linked bonds are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Prices are determined based upon information obtained from market participants including reported trade data and broker-dealer price quotations.
     Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.
     Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of
51 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Event-Linked Bonds. The Fund may invest in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations upon the sale or maturity of such securities.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more
52 | OPPENHEIMER CAPITAL INCOME FUND

after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of February 29, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$298,123,083
Sold securities	28,672,521
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF.
53 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in Oppenheimer Master Fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (the “Master Fund”). The Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.
     The investment objective of the Master Fund is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Fund’s investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including its management fee.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
54 | OPPENHEIMER CAPITAL INCOME FUND

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended August 31, 2011, the Fund utilized $130,221,680 of capital loss carryforward to offset capital gains realized in that fiscal year. Details of the capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those expiration dates.

Expiring

2015	$435,476
2016	34,541,633
2018	513,112,950

Total	$548,090,059

Of these losses, $34,977,109 are subject to loss limitation rules resulting from merger activity. These limitations generally reduce the utilization of these losses to a maximum of $12,147,371 per year.
     Capital losses with no expiration will be carried forward to future years if not offset by gains in the remaining six months of the Fund’s fiscal year. When increased by capital loss carryforwards in existence at February 29, 2012, the Fund had estimated capital loss carryforwards of $543,858,927 expiring in 2018. During the six months ended February 29, 2012, it is estimated that the Fund will utilize $4,231,132 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 29, 2012 are noted in the following table. The primary difference
55 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,749,912,069
Federal tax cost of other investments	(59,902,534)

Total federal tax cost	$1,690,009,535

Gross unrealized appreciation	$132,805,758
Gross unrealized depreciation	(26,076,510)

Net unrealized appreciation	$106,729,248

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash
56 | OPPENHEIMER CAPITAL INCOME FUND

overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 29, 2012		Year Ended August 31, 2011[1]
	Shares	Amount	Shares	Amount

Class A
Sold	4,338,122	$37,420,067	7,773,839	$67,629,767
Dividends and/or distributions reinvested	3,980,351	33,764,593	6,926,130	59,277,559
Redeemed	(11,647,671)	(100,619,406)	(28,488,560)	(247,397,155)

Net decrease	(3,329,198)	$(29,434,746)	(13,788,591)	$(120,489,829)

Class B
Sold	407,997	$3,451,728	826,508	$7,039,177
Dividends and/or distributions reinvested	115,052	957,497	243,877	2,044,258
Redeemed	(1,087,056)	(9,171,441)	(3,293,740)	(28,150,805)

Net decrease	(564,007)	$(4,762,216)	(2,223,355)	$(19,067,370)

Class C
Sold	1,018,784	$8,582,211	1,175,982	$9,988,685
Dividends and/or distributions reinvested	237,323	1,965,587	381,127	3,182,998
Redeemed	(1,092,503)	(9,188,526)	(2,498,995)	(21,161,574)

Net increase (decrease)	163,604	$1,359,272	(941,886)	$(7,989,891)

57 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2.	Shares of Beneficial Interest Continued

	Six Months Ended February 29, 2012		Year Ended August 31, 2011[1]
	Shares	Amount	Shares	Amount

Class N
Sold	230,509	$1,971,402	309,746	$2,660,389
Dividends and/or distributions reinvested	54,049	453,612	97,808	828,055
Redeemed	(315,896)	(2,692,671)	(830,632)	(7,147,921)

Net decrease	(31,338)	$(267,657)	(423,078)	$(3,659,477)

Class Y
Sold	258,485	$2,222,990	591,168	$5,239,649
Dividends and/or distributions reinvested	13,994	118,671	4,568	40,104
Redeemed	(142,389)	(1,220,857)	(33,528)	(297,999)

Net increase	130,090	$1,120,804	562,208	$4,981,754

1.	For the year ended August 31, 2011, for Class A, Class B, Class C and Class N shares, and for the period from January 28, 2011 (inception of offering) to August 31, 2011, for Class Y shares.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended February 29, 2012, were as follows:

	Purchases	Sales

Investment securities	$470,620,299	$432,247,013
U.S. government and government agency obligations	33,927,130	34,825,209
To Be Announced (TBA) mortgage-related securities	1,536,730,811	1,479,801,051
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.75%
Next $100 million	0.70
Next $100 million	0.65
Next $100 million	0.60
Next $100 million	0.55
Next $4.5 billion	0.50
Over $5 billion	0.48
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
58 | OPPENHEIMER CAPITAL INCOME FUND

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 29, 2012, the Fund paid $1,503,423 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2011 were as follows:

Class B	$9,230,891
Class C	8,879,489
Class N	994,664
59 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

February 29, 2012	$115,837	$1,534	$41,843	$2,032	$15
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF and the Master Fund. During the six months ended February 29, 2012, the Manager waived fees and/or reimbursed the Fund $283,551 for management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended February 29, 2012, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$52,820
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
60 | OPPENHEIMER CAPITAL INCOME FUND

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
61 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of February 29, 2012, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $10,601,097, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $10,601,097 as of February 29, 2012. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
          As of February 29, 2012 the Fund has required certain counterparties to post collateral of $6,899,034.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives
62 | OPPENHEIMER CAPITAL INCOME FUND

Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

As of February 29, 2012, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $65,677 for which collateral was not posted by the Fund. If a contingent feature would have been triggered as of February 29, 2012, the Fund could have been required to pay this amount in cash to its counterparties.
Valuations of derivative instruments as of February 29, 2012 are as follows:

	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
Derivatives	Assets and			Assets and
Not Accounted for as	Liabilities			Liabilities
Hedging Instruments	Location	Value		Location	Value

Credit contracts	Appreciated swaps, at value	$2,599,979
Credit contracts	Depreciated swaps, at value	1,170,881
Equity contracts	Appreciated swaps, at value	278,302
Interest rate contracts	Futures margins	203,309	*	Futures margins	$556,425	*
Equity contracts	Investments, at value	550,000	**
Interest rate contracts	Investments, at value	6,551,935	**
Volatility contracts	Investments, at value	15,000	**

Total		$11,369,406			$556,425

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

**	Amounts relate to purchased options and purchased swaptions, if any.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
	Investments
	from
	unaffiliated	Closing
	companies	and	Closing
	(including	expiration	and
Derivatives Not	premiums	of option	expiration	Foreign
Accounted for as	on options	contracts	of futures	currency	Swap
Hedging Instruments	exercised)*	written	contracts	transactions	contracts	Total

Credit contracts	$—	$—	$—	$—	$19,091	$19,091
Equity contracts	(1,789,851)	645,766	—	—	364,232	(779,853)
Foreign exchange contracts	—	—	—	283,821	—	283,821
Interest rate contracts	(1,100,814)	—	5,413,416	—	—	4,312,602
Volatility contracts	(465,045)	(116,045)	—	—	—	(581,090)

Total	$(3,355,710)	$529,721	$5,413,416	$283,821	$383,323	$3,254,571

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.
63 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5.	Risk Exposures and the Use of Derivative Instruments Continued

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
			Translation of
			assets and
			liabilities
Derivatives Not			denominated
Accounted for as		Futures	in foreign	Swap
Hedging Instruments	Investments*	contracts	currencies	contracts	Total

Credit contracts	$—	$—	$—	$(3,513,554)	$(3,513,554)
Equity contracts	516,450	—	—	278,302	794,752
Foreign exchange contracts	—	—	(83,724)	—	(83,724)
Interest rate contracts	(1,757,968)	145,015	—	—	(1,612,953)
Volatility contracts	(418,023)	—	—	—	(418,023)

Total	$(1,659,541)	$145,015	$(83,724)	$(3,235,252)	$(4,833,502)

*	Includes purchased option contracts and purchased swaption contracts, if any.
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
64 | OPPENHEIMER CAPITAL INCOME FUND

     During the six months ended February 29, 2012, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $133,056 and $5,080,261, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     During the six months ended February 29, 2012, the Fund had an ending monthly average market value of $135,718,304 and $141,411,455 on futures contracts purchased and sold, respectively.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
65 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Option Activity
The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     The Fund has purchased call options on individual equity securities and/or equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has purchased put options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has purchased call options on volatility indexes to increase exposure to volatility risk. A purchased call option becomes more valuable as the level of the underlying volatility index increases relative to the strike price.
     During the six months ended February 29, 2012, the Fund had an ending monthly average market value of $1,733,741 and $208,286 on purchased call options and purchased put options, respectively.
     Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     The Fund has written put options on individual equity securities and/or equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
66 | OPPENHEIMER CAPITAL INCOME FUND

     The Fund has written call options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has written put options on volatility indexes to increase exposure to volatility risk. A written put option becomes more valuable as the level of the underlying volatility index increases relative to the strike price.
     During the six months ended February 29, 2012, the Fund had an ending monthly average market value of $215,254 and $148,804 on written call options and written put options, respectively.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
Written option activity for the six months ended February 29, 2012 was as follows:

	Call Options		Put Options
	Principal/		Principal/
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of August 31, 2011	—	$—	—	$—
Options written	2,750	419,236	2,500	741,183
Options closed or expired	(2,000)	(237,756)	(2,400)	(669,987)
Options exercised	(750)	(181,480)	(100)	(71,196)

Options outstanding as of February 29, 2012	—	$—	—	$—

Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also
67 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.
     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.
68 | OPPENHEIMER CAPITAL INCOME FUND

     For the six months ended February 29, 2012, the Fund had ending monthly average notional amounts of $114,851,929 on credit default swaps to buy protection.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.
     The Fund has entered into total return swaps on various equity securities or indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract.
     For the six months ended February 29, 2012, the Fund had ending monthly average notional amounts of $817,938 on total return swaps which are long the reference asset.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Swaption Transactions
The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.
     Swaptions are marked to market daily using primarily portfolio pricing services or quotations from counterparties and brokers. Purchased swaptions are reported as a component of investments in the Statement of Investments, the Statement of Assets and Liabilities and the Statement of Operations. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations for the amount of the premium paid or received.
69 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.
     The Fund purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate depreciates relative to the preset interest rate.
     During the six months ended February 29, 2012, the Fund had an ending monthly average market value of $2,351,473 on purchased swaptions.
6. Restricted Securities
As of February 29, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. On September 30, 2011, the U.S. District Court for the District of Colorado entered orders and final judgments approving the settlement of certain putative class actions involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those orders are not subject to further appeal. These settlements do not resolve other outstanding lawsuits relating to Oppenheimer Champion Income Fund and Oppenheimer Core Bond
70 | OPPENHEIMER CAPITAL INCOME FUND

Fund, nor do the settlements affect certain other putative class action lawsuits pending in federal court against the Manager, the Distributor, and other Defendant Funds and their independent trustees.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust challenging a settlement reached in 2010 between the Manager, its subsidiary and the Distributor and the board of the New Mexico section 529 college savings plan. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. On September 9, 2011, the court denied plaintiffs’ request for a hearing to determine the fairness of the settlement, finding that plaintiffs lacked standing to pursue derivative claims on behalf of the Trust. On October 27, 2011, the parties to these actions filed a joint motion to dismiss the lawsuits with prejudice, which the court granted on October 28, 2011.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs
71 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation Continued
in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
72 | OPPENHEIMER CAPITAL INCOME FUND

SHAREHOLDER MEETING Unaudited
On February 29, 2012, a shareholder meeting of Oppenheimer Capital Income Fund (the “Fund”) was held at which the twelve Trustees identified below were elected (Proposal No. 1). At the meeting the sub-proposals in (Proposal No. 2) and (Proposal No. 3) were approved as described in the Fund’s proxy statement for that meeting. The following is a report of the votes cast:

Nominee/Proposal	For	Withheld

Trustees
William L. Armstrong	111,165,562	3,774,641
Edward L. Cameron	111,330,589	3,609,615
Jon S. Fossel	111,320,034	3,620,169
Sam Freedman	111,264,866	3,675,337
Richard F. Grabish	111,440,185	3,500,019
Beverly L. Hamilton	111,183,260	3,756,943
Robert J. Malone	111,355,613	3,584,591
F. William Marshall, Jr.	111,277,373	3,662,830
Victoria J. Herget	111,732,762	3,207,441
Karen L. Stuckey	111,786,377	3,153,826
James D. Vaughn	111,749,056	3,191,147
William F. Glavin, Jr.	111,902,448	3,037,756
2a: Proposal to revise the fundamental policy relating to borrowing

For	Against	Abstain	Broker Non Vote

80,019,752	6,227,013	2,544,984	26,148,454
2b-1: Proposal to revise the fundamental policy relating to concentration of investments

For	Against	Abstain	Broker Non Vote

80,985,969	5,251,942	2,553,841	26,148,454
2c: Proposal to remove the fundamental policy relating to diversification of investments

For	Against	Abstain	Broker Non Vote

79,765,839	6,398,397	2,627,514	26,148,454
2e-1: Proposal to revise the fundamental policy relating to lending

For	Against	Abstain	Broker Non Vote

79,928,191	6,219,015	2,644,545	26,148,454
2e-2: Proposal to remove the additional fundamental policy relating to lending

For	Against	Abstain	Broker Non Vote

79,774,808	6,378,919	2,638,024	26,148,454
2g-1: Proposal to revise the fundamental policy relating to real estate and commodities

For	Against	Abstain	Broker Non Vote

80,297,555	5,882,725	2,611,474	26,148,454
73 | OPPENHEIMER CAPITAL INCOME FUND

SHAREHOLDER MEETING Unaudited / Continued
2g-2: Proposal to remove the additional fundamental policy relating to real estate and commodities

For	Against	Abstain	Broker Non Vote

80,007,892	6,052,345	2,731,518	26,148,454
2h: Proposal to revise the fundamental policy relating to senior securities

For	Against	Abstain	Broker Non Vote

80,053,339	5,909,432	2,828,982	26,148,454
2i: Proposal to revise fundamental policy relating to underwriting

For	Against	Abstain	Broker Non Vote

79,757,365	6,228,058	2,806,327	26,148,454
2o: Proposal to convert the Fund’s investment objective from fundamental to non-fundamental

For	Against	Abstain	Broker Non Vote

78,061,888	7,887,232	2,842,633	26,148,454
2p: Proposal to approve a change in the Fund’s investment objective

For	Against	Abstain	Broker Non Vote

79,833,946	6,266,649	2,691,155	26,148,454
Proposal 3: To approve an Agreement and Plan of Reorganization that provides for the reorganization of a Fund from a Maryland corporation or Massachusetts business trust, as applicable, into a Delaware statutory trust.

For	Against	Abstain	Broker Non Vote

82,236,762	4,087,440	2,467,550	26,148,454
74 | OPPENHEIMER CAPITAL INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
75 | OPPENHEIMER CAPITAL INCOME FUND

OPPENHEIMER CAPITAL INCOME FUND

Trustees and Officers	William L. Armstrong, Chairman of the Board of Trustees and Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Beverly L. Hamilton, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Michelle Borré, Vice President
Krishna Memani, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OppenheimerFunds Services
Servicing Agent

Independent	KPMG llp
Registered Public
Accounting Firm

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.
76 | OPPENHEIMER CAPITAL INCOME FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others
•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
77 | OPPENHEIMER CAPITAL INCOME FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).
78 | OPPENHEIMER CAPITAL INCOME FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/29/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Capital Income Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date:	4/10/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date:	4/10/2012

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date:	4/10/2012